UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments
POI-Munder Asset Allocation Fund--Balanced
POI-Munder Bond Fund
POI-Munder Energy Fund
POI-Munder Growth Opportunities Fund
POI-Munder Index 500 Fund
POI-Munder International Equity Fund
POI-Munder International Fund--Core Equity
POI-Munder International Small-Cap Fund
POI-Munder Large-Cap Growth Fund
POI-Munder Large-Cap Value Fund
POI-Munder Micro-Cap Equity Fund
POI-Munder Mid-Cap Core Growth Fund
POI-Munder Small-Cap Value Fund
POI-Munder Tax-Free Short & Intermediate Bond Fund
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
EX-99

Item 1. Schedule of Investments.

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, March 31, 2011 (Unaudited) (a)

Shares		Value(b),(c),(f)

COMMON STOCKS — 66.5%
Consumer Discretionary — 8.0%
Auto Components — 1.1%
500	Aisin Seiki Co Ltd	$17,360
3,225	BorgWarner Inc †	257,000
1,770	Gentex Corp	53,543
2,060	Johnson Controls Inc	85,634

		413,537

Automobiles — 0.5%
1,000	Daihatsu Motor Co Ltd	14,571
321	Daimler AG †	22,678
3,715	Ford Motor Co †	55,391
600	Honda Motor Co Ltd	22,542
212	Hyundai Motor Co	39,232
2,200	Nissan Motor Co Ltd	19,519
391	Renault SA †	21,616

		195,549

Distributors — 0.6%
1,418	Imperial Holdings Ltd	23,937
7,825	LKQ Corp †	188,583

		212,520

Hotels, Restaurants & Leisure — 0.7%
3,350	Carnival Corp	128,506
1,140	Home Inns & Hotels Management Inc, ADR †	45,110
3,260	Intercontinental Hotels Group PLC, ADR	67,579
652	Whitbread PLC	17,258

		258,453

Internet & Catalog Retail — 0.6%
295	Amazon.com Inc †	53,139
451	Dena Co Ltd	16,293
1,535	Expedia Inc	34,783
155	priceline.com Inc †	78,498
625	Shutterfly Inc †	32,725

		215,438

Leisure Equipment & Products — 0.4%
3,085	Hasbro Inc	144,501

Media — 1.4%
6,875	Cinemark Holdings Inc	133,031
2,665	DIRECTV, Class A †	124,722
160	Nippon Television Network Corp	22,755
207	Publicis Groupe SA	11,610

1,141	Societe Television Francaise 1	20,949
1,590	Time Warner Cable Inc	113,431
360	Vivendi SA	10,280
2,110	Walt Disney Co/The	90,920

		527,698

Multiline Retail — 0.5%
1,265	Dollar General Corp †	39,657
1,890	Dollar Tree Inc †	104,933
990	Target Corp	49,510

		194,100

Specialty Retail — 1.2%
595	Advance Auto Parts Inc	39,044
285	AutoZone Inc †	77,965
1,505	Home Depot Inc	55,775
5,483	Kingfisher PLC	21,629
2,580	PetSmart Inc	105,651
8,435	Sally Beauty Holdings Inc †	118,174
940	Ulta Salon Cosmetics & Fragrance Inc †	45,242

		463,480

Textiles, Apparel & Luxury Goods — 1.0%
543	Cie Financiere Richemont SA	31,362
1,975	Fossil Inc †	184,959
6,000	Peace Mark Holdings Ltd †,(e),(g)	0
920	Steven Madden Ltd †	43,176
1,210	VF Corp	119,221

		378,718

Total Consumer Discretionary		3,003,994

Consumer Staples — 4.2%
Beverages — 1.0%
4,465	Cia de Bebidas das Americas, ADR	126,404
460	Coca-Cola Co/The	30,521
4,305	Dr Pepper Snapple Group Inc	159,974
3,500	Fomento Economico Mexicano SAB de CV	20,559
409	Heineken NV	22,348
121	Pernod-Ricard SA	11,301

		371,107

Food & Staples Retailing — 0.7%
900	Aeon Co Ltd	10,430
990	Casey’s General Stores Inc	38,610
1,456	CVS Caremark Corp	49,970
300	FamilyMart Co Ltd	11,271
171	Metro AG	11,684
3,645	Tesco PLC	22,278
630	United Natural Foods Inc †	28,010

1,060	Wal-Mart Stores Inc	55,173
4,978	WM Morrison Supermarkets PLC	22,041

		249,467

Food Products — 1.2%
193	Danone	12,608
2,120	General Mills Inc	77,486
35,000	Golden Agri-Resources Ltd	19,159
2,900	Kraft Foods Inc, Class A	90,944
16,000	Marine Harvest ASA	19,876
209	Nestle SA	11,980
75,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	19,595
3,280	TreeHouse Foods Inc †	186,534
2,067	Viterra Inc	25,073

		463,255

Household Products — 0.5%
3,190	Procter & Gamble Co/The	196,504
281	Reckitt Benckiser Group PLC	14,434

		210,938

Tobacco — 0.8%
449	British American Tobacco PLC	18,022
4,150	Philip Morris International Inc	272,364

		290,386

Total Consumer Staples		1,585,153

Energy — 8.4%
Energy Equipment & Services — 1.8%
950	Cameron International Corp †	54,245
8,000	China Oilfield Services Ltd, H Shares	18,081
1,925	Core Laboratories NV	196,677
2,260	Halliburton Co	112,638
1,600	McDermott International Inc †	40,624
960	National Oilwell Varco Inc	76,099
456	Petrofac Ltd	10,892
251	Saipem SpA	13,343
1,245	Schlumberger Ltd	116,109
1,600	Trican Well Service Ltd	36,126

		674,834

Oil, Gas & Consumable Fuels — 6.6%
1,590	Apache Corp	208,163
3,148	BP PLC	22,927
4,015	Chevron Corp	431,331
14,000	CNOOC Ltd	35,349
2,300	ConocoPhillips	183,678
1,035	ENI SpA	25,420
4,990	Exxon Mobil Corp	419,809
965	Gazprom OAO, ADR	31,208
2,245	Marathon Oil Corp	119,681

565	Murphy Oil Corp	41,482
6,400	Northern Oil and Gas Inc †	170,880
2,140	Occidental Petroleum Corp	223,609
552	Pacific Rubiales Energy Corp	15,316
2,500	Peabody Energy Corp	179,900
435	Petroleo Brasileiro SA, ADR	15,460
298	Petrominerales Ltd	11,293
3,070	QEP Resources Inc	124,458
401	Repsol YPF SA	13,739
2,119	Royal Dutch Shell PLC, B Shares	76,824
216	S-Oil Corp	29,930
1,800	Showa Shell Sekiyu KK	18,783
384	Total SA	23,376
10,000	Yanzhou Coal Mining Co Ltd, H Shares	36,189

		2,458,805

Total Energy		3,133,639

Financials — 11.4%
Capital Markets — 1.7%
4,883	Aberdeen Asset Management PLC	16,512
1,975	Affiliated Managers Group Inc †	216,006
970	Goldman Sachs Group Inc/The	153,716
2,322	ICAP PLC	19,668
557	IGM Financial Inc	28,330
5,170	Invesco Ltd	132,145
720	Schroders PLC	20,051
1,325	TD Ameritrade Holding Corp	27,653
920	UBS AG †	16,507

		630,588

Commercial Banks — 3.4%
1,881	Australia & New Zealand Banking Group Ltd	46,325
1,500	Banco do Brasil SA	27,149
1,157	Banco Santander SA	13,433
37,000	Bank of China Ltd, H Shares	20,596
721	BNP Paribas	52,735
3,606	BOC Hong Kong Holdings Ltd	11,752
2,510	BS Financial Group Inc †	36,382
475	Canadian Imperial Bank of Commerce/Canada	40,959
4,000	Chiba Bank Ltd/The	22,409
2,060	DnB NOR ASA	31,606
5,740	Fifth Third Bancorp	79,671
2,352	HSBC Holdings PLC	24,186
33,000	Industrial & Commercial Bank of China, H Shares	27,406
3,065	Itau Unibanco Holding SA, ADR	73,713
642	Laurentian Bank of Canada	33,521
7,400	Mizuho Financial Group Inc	12,277
1,130	PNC Financial Services Group Inc	71,179
2,800	Skandinaviska Enskilda Banken AB, A Shares	24,975

800	Sumitomo Mitsui Financial Group Inc	24,871
4,608	Sumitomo Trust & Banking Co Ltd/The (d),(g)	24,350
454	Svenska Handelsbanken AB, A Shares	14,889
54,000	Taishin Financial Holding Co Ltd †	30,575
2,179	Turkiye Halk Bankasi AS	16,864
6,070	US Bancorp	160,430
11,345	Wells Fargo & Co	359,637

		1,281,890

Consumer Finance — 0.8%
3,205	American Express Co	144,866
1,050	Capital One Financial Corp	54,558
660	Credit Acceptance Corp †	46,834
1,790	Ezcorp Inc, Class A †	56,188

		302,446

Diversified Financial Services — 2.1%
3,410	Bank of America Corp	45,455
53,045	Citigroup Inc †	234,459
9,965	JPMorgan Chase & Co	459,387
180	ORIX Corp	16,857
510	Portfolio Recovery Associates Inc †	43,416

		799,574

Insurance — 2.4%
2,285	ACE Ltd	147,839
4,210	Allstate Corp/The	133,794
4,437	Aviva PLC	30,806
1,105	Berkshire Hathaway Inc, Class B †	92,411
405	Hannover Rueckversicherung AG	22,112
5,433	Mapfre SA	20,473
3,160	MetLife Inc	141,347
1,110	Reinsurance Group of America Inc	69,686
690	RenaissanceRe Holdings Ltd	47,103
378	Sampo OYJ, A Shares	12,059
143	Swiss Life Holding AG †	23,634
3,820	Unum Group	100,275
161	Zurich Financial Services AG	45,066

		886,605

Real Estate Investment Trusts (REITs) — 0.7%
545	Digital Realty Trust Inc	31,686
800	Essex Property Trust Inc	99,200
16,371	Goodman Group	11,599
3,060	Invesco Mortgage Capital Inc	66,861
508	Simon Property Group Inc	54,437
3,497	Stockland	13,420

		277,203

Real Estate Management & Development — 0.3%
1,307	Castellum AB	19,009
2,000	Cheung Kong Holdings Ltd	32,654
500	Daito Trust Construction Co Ltd	34,443
1,000	Daiwa House Industry Co Ltd	12,287
2,000	Wharf Holdings Ltd	13,833

		112,226

Total Financials		4,290,532

Health Care — 6.9%
Biotechnology — 0.9%
7,025	BioMarin Pharmaceutical Inc †	176,538
1,115	Celgene Corp †	64,146
2,615	Gilead Sciences Inc †	110,981

		351,665

Health Care Equipment & Supplies — 0.3%
1,690	Covidien PLC	87,779
120	Intuitive Surgical Inc †	40,015

		127,794

Health Care Providers & Services — 1.9%
2,550	AmerisourceBergen Corp	100,878
590	Catalyst Health Solutions Inc †	32,999
1,780	CIGNA Corp	78,818
900	Diagnosticos da America SA	11,576
740	Emergency Medical Services Corp, Class A †	47,057
725	Express Scripts Inc †	40,317
186	Fresenius SE & Co KGaA †	17,205
19	Galenica AG	11,719
12,880	Health Management Associates Inc, Class A †	140,392
1,190	Healthspring Inc †	44,470
770	Medco Health Solutions Inc †	43,243
949	Ramsay Health Care Ltd	18,739
1,930	UnitedHealth Group Inc	87,236
680	WellPoint Inc	47,457

		722,106

Life Sciences Tools & Services — 0.8%
2,820	Bruker Corp †	58,797
400	Illumina Inc †	28,028
800	Mettler-Toledo International Inc †	137,600
1,070	Thermo Fisher Scientific Inc †	59,438

		283,863

Pharmaceuticals — 3.0%
3,265	Abbott Laboratories	160,148
444	AstraZeneca PLC	20,392
169	Bayer AG	13,087
1,190	Endo Pharmaceuticals Holdings Inc †	45,410
1,310	GlaxoSmithKline PLC, ADR	50,317

1,860	Johnson & Johnson	110,205
2,840	Merck & Co Inc	93,749
755	Novartis AG	40,952
590	Perrigo Co	46,917
13,097	Pfizer Inc	266,000
75	Roche Holding AG	10,713
357	Sanofi-Aventis SA	25,031
300	Takeda Pharmaceutical Co Ltd	13,994
2,870	Teva Pharmaceutical Industries Ltd, ADR	143,988
1,300	Watson Pharmaceuticals Inc †	72,813

		1,113,716

Total Health Care		2,599,144

Industrials — 7.2%
Aerospace & Defense — 0.9%
3,418	BAE Systems PLC	17,815
4,478	Bombardier Inc, Class B	32,933
350	Precision Castparts Corp	51,513
2,925	United Technologies Corp	247,601

		349,862

Air Freight & Logistics — 0.3%
1,680	United Parcel Service Inc, Class B	124,858

Building Products — 0.0%#
1,000	Asahi Glass Co Ltd	12,575

Commercial Services & Supplies — 0.1%
1,402	Waste Connections Inc	40,363

Construction & Engineering — 0.0% #
189	Vinci SA	11,811

Electrical Equipment — 1.2%
2,650	AMETEK Inc	116,255
106	Bekaert SA	12,091
2,170	Cooper Industries PLC	140,833
1,920	Emerson Electric Co	112,186
407	Legrand SA	16,932
107	Schneider Electric SA	18,288
1,200	Sumitomo Electric Industries Ltd	16,605

		433,190

Industrial Conglomerates — 1.0%
475	3M Co	44,412
1,601	Cookson Group PLC †	17,709
12,345	General Electric Co	247,517
241	Rheinmetall AG	19,970
3,000	SembCorp Industries Ltd	12,400
239	Siemens AG	32,757

		374,765

Machinery — 2.5%
1,520	Caterpillar Inc	169,252
460	Cummins Inc	50,425
6,190	Eaton Corp	343,174
770	Joy Global Inc	76,084
600	Komatsu Ltd	20,377
3,000	Oshkosh Corp †	106,140
901	Tata Motors Ltd	25,130
1,500	Volvo AB, B Shares †	26,379
1,300	WABCO Holdings Inc †	80,132
5,000	Weichai Power Co Ltd, H Shares	30,436

		927,529

Professional Services — 0.5%
480	51job Inc, ADR †	30,687
1,875	IHS Inc, Class A †	166,406

		197,093

Road & Rail — 0.5%
595	CSX Corp	46,767
1,825	Hertz Global Holdings Inc †	28,525
1,100	Union Pacific Corp	108,163

		183,455

Trading Companies & Distributors — 0.2%
1,600	Mitsubishi Corp	44,414
766	Travis Perkins PLC	12,485

		56,899

Total Industrials		2,712,400

Information Technology — 12.1%
Communications Equipment — 1.1%
1,305	Aruba Networks Inc †	44,161
4,510	Cisco Systems Inc	77,347
1,000	HTC Corp	39,107
4,170	QUALCOMM Inc	228,641
655	Research In Motion Ltd †	37,053

		426,309

Computers & Peripherals — 1.6%
1,345	Apple Inc †	468,665
3,000	Catcher Technology Co Ltd	14,844
1,960	EMC Corp/Massachusetts †	52,038
1,750	Hewlett-Packard Co	71,697

		607,244

Electronic Equipment & Instruments — 0.4%
3,280	Corning Inc	67,667
300	Kyocera Corp	30,404

1,000	Nippon Electric Glass Co Ltd	14,162
1,280	SYNNEX Corp †	41,894

		154,127

Information Technology Services — 1.3%
2,415	CGI Group Inc, Class A †	50,546
595	Cognizant Technology Solutions Corp, Class A †	48,433
895	International Business Machines Corp	145,948
604	Tata Consultancy Services Ltd	16,009
4,325	Teradata Corp †	219,277

		480,213

Internet Software & Services — 2.1%
1,050	Baidu Inc/China, ADR †	144,700
470	Google Inc, Class A †	275,519
790	Open Text Corp †	49,233
1,075	Rackspace Hosting Inc †	46,064
1,040	Sina Corp/China †	111,321
1,010	Sohu.com Inc †	90,254
3,155	Yahoo! Inc †	52,531

		769,622

Office Electronics — 0.1%
600	Canon Inc	26,112

Semiconductors & Semiconductor Equipment — 2.5%
15,798	Advanced Semiconductor Engineering Inc	17,138
351	ASML Holding NV †	15,470
1,565	ASML Holding NV, NYR †	69,642
1,465	Avago Technologies Ltd	45,562
1,900	Cree Inc †	87,704
8,750	Intel Corp	176,487
4,675	Microchip Technology Inc	177,697
39	Samsung Electronics Co Ltd	33,136
8,745	Skyworks Solutions Inc †	283,513
1,750	Taiwan Semiconductor Manufacturing Co Ltd, ADR	21,315
300	Tokyo Electron Ltd	16,536

		944,200

Software — 3.0%
5,885	BMC Software Inc †	292,720
1,295	Check Point Software Technologies Ltd †	66,110
10,960	Microsoft Corp	277,946
4,990	Oracle Corp	166,516
570	Red Hat Inc †	25,872
282	SAP AG	17,265
3,350	Solera Holdings Inc	171,185

1,490	Synopsys Inc †	41,198
2,040	TIBCO Software Inc †	55,590

		1,114,402

Total Information Technology		4,522,229

Materials — 3.8%
Chemicals — 2.2%
137	Arkema SA	12,443
392	BASF SE	33,905
1,240	Celanese Corp, Series A	55,019
97	Honam Petrochemical Corp	34,265
295	Lanxess AG	22,066
5,300	LyondellBasell Industries NV, Class A †	209,615
3,500	Mitsubishi Chemical Holdings Corp	22,007
500	Nitto Denko Corp	26,509
1,040	PPG Industries Inc	99,018
1,575	Praxair Inc	160,020
5,380	Solutia Inc †	136,652
56	Wacker Chemie AG	12,595
200	Yara International ASA	10,133

		834,247

Construction Materials — 0.1%
4,000	Anhui Conch Cement Co Ltd, H Shares	25,043

Containers & Packaging — 0.1%
1,125	Crown Holdings Inc †	43,403

Metals & Mining — 1.4%
223	Barrick Gold Corp	11,590
964	BHP Billiton Ltd	46,425
270	Cliffs Natural Resources Inc	26,536
1,163	Exxaro Resources Ltd	28,445
3,270	Freeport-McMoRan Copper & Gold Inc	181,648
200	Inmet Mining Corp	14,059
378	KGHM Polska Miedz SA	23,988
27	POSCO	12,430
722	Rio Tinto Ltd	63,291
400	Teck Resources Ltd, Class B	21,203
1,245	Vale SA, ADR	41,521
1,490	Xstrata PLC	34,826
1,020	Yamana Gold Inc	12,604

		518,566

Paper & Forest Products — 0.0%#
2,478	M-real OYJ, B Shares †	10,817

Total Materials		1,432,076

Telecommunication Services — 1.9%
Diversified Telecommunication Services — 1.4%
8,062	AT&T Inc	246,697
9,699	BT Group PLC	28,878

947	Koninklijke KPN NV	16,132
400	Nippon Telegraph & Telephone Corp	17,961
24,695	Qwest Communications International Inc	168,667
1,128	Telefonica SA	28,239
1,562	TeliaSonera AB	13,500

		520,074

Wireless Telecommunication Services — 0.5%
10,300	America Movil SAB de CV, Series L	29,953
10,200	Axiata Group Bhd †	16,132
400	Softbank Corp	15,965
15,260	Sprint Nextel Corp †	70,806
15,300	Total Access Communication PCL	24,535
13,154	Vodafone Group PLC	37,244

		194,635

Total Telecommunication Services		714,709

Utilities — 2.6%
Electric Utilities — 1.4%
3,000	Cheung Kong Infrastructure Holdings Ltd	14,173
614	Cia Energetica de Minas Gerais, ADR	11,832
4,210	EDP — Energias de Portugal SA	16,396
5,841	Enel SpA	36,820
1,415	Exelon Corp	58,355
512	Fortum OYJ †	17,385
5,220	ITC Holdings Corp	364,878
210	Red Electrica Corp SA	11,934

		531,773

Gas Utilities — 0.3%
4,550	Questar Corp	79,398
5,126	Snam Rete Gas SpA	28,811

		108,209

Independent Power Producers & Energy Traders — 0.1%
4,000	Electricity Generating PCL	12,597
1,620	NRG Energy Inc †	34,895

		47,492

Multi-Utilities — 0.8%
3,530	Centrica PLC	18,421
2,160	CMS Energy Corp	42,422
5,950	NiSource Inc	114,121
3,470	Wisconsin Energy Corp	105,835

		280,799

Total Utilities		968,273

TOTAL COMMON STOCKS
(Cost $17,984,812)		24,962,149

PREFERRED STOCK — 0.1%
(Cost $14,883)
Consumer Staples — 0.1%
Household Products — 0.1%
315	Henkel AG & Co KGaA	19,513

INVESTMENT COMPANY — 2.9%
(Cost $1,107,545)
1,107,545	State Street Institutional Liquid Reserves Fund	1,107,545

Principal
Amount

ASSET-BACKED SECURITIES — 4.6%
Auto Loans — 3.5%
$100,000	AmeriCredit Automobile Receivables Trust, Series 2009-1, Class C, 14.550% due 01/15/2016 (d)	124,259
	CarMax Auto Owner Trust:
85,000	Series 2011-1, Class D, 3.620% due 08/15/2017 (d)	84,721
148,656	Series 2009-1, Class A3, 4.120% due 03/15/2013 (d)	150,922
150,000	Series 2009-2, Class B, 4.650% due 08/17/2015 (d)	159,041
70,000	Chrysler Financial Auto Securitization Trust, Series 2010-A, Class B, 1.650% due 11/08/2013 (d)	70,082
100,000	Ford Credit Auto Owner Trust, Series 2010-B, Class B, 2.540% due 02/15/2016 (d)	100,183
265,000	Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A4, 2.140% due 08/22/2016 (d)	269,510
350,000	Wachovia Auto Loan Owner Trust, Series 2007-1, Class C, 5.450% due 10/22/2012 (d)	353,372

		1,312,090

Credit Card — 1.1%
300,000	Capital One Multi-Asset Execution Trust, Series 2006-C1, Class C, 0.545% due 03/17/2014 (d),(h)	299,730
135,000	GE Capital Credit Card Master Note Trust, Series 2010-3, Class A, 2.210% due 06/15/2016 (d)	137,154

		436,884

TOTAL ASSET-BACKED SECURITIES
(Cost $1,689,261)		1,748,974

CORPORATE BONDS AND NOTES — 13.1%
Chemicals — 0.3%
100,000	Lubrizol Corp, 8.875% due 02/01/2019 (d)	128,525

Consumer Discretionary — 0.4%
125,000	TJX Cos Inc, 6.950% due 04/15/2019 (d)	149,158

Consumer Staples — 1.3%
379,624	Procter & Gamble — ESOP, 9.360% due 01/01/2021 (d)	494,813

Financials — 7.0%
120,000	Axis Specialty Finance, 5.875% due 06/01/2020 (d)	120,716
85,000	Bank of America Corp, MTN, 7.625% due 06/01/2019 (d)	98,447
110,000	BB&T Corp, MTN, 5.700% due 04/30/2014 (d)	121,457
105,000	Bear Stearns Cos LLC/The, 7.250% due 02/01/2018 (d)	122,339
175,000	Berkshire Hathaway Inc, 3.200% due 02/11/2015 (d)	180,138
65,000	Capital One Financial Corp, 7.375% due 05/23/2014 (d)	74,607
20,000	Chubb Corp, 6.375% due 03/29/2067 (d),(h)	21,050
	Citigroup Inc:
35,000	5.375% due 08/09/2020 (d)	36,031
75,000	MTN, 5.500% due 10/15/2014 (d)	80,895
150,000	Corp Andina de Fomento, SNAT, 8.125% due 06/04/2019 (d)	180,265
115,000	Credit Suisse/New York NY, MTN, 5.000% due 05/15/2013 (d)	122,773
50,000	European Investment Bank, SNAT, 2.875% due 01/15/2015 (d)	51,748
	General Electric Capital Corp:
130,000	5.300% due 02/11/2021 (d)	132,037
55,000	MTN, 5.500% due 01/08/2020 (d)	58,191
130,000	Goldman Sachs Group Inc/The, 6.150% due 04/01/2018 (d)	140,943
45,000	Huntington Bancshares Inc/OH, 7.000% due 12/15/2020 (d)	49,680
65,000	KeyCorp, MTN, 5.100% due 03/24/2021 (d)	64,599
210,000	Landesbank Baden-Wuerttemberg/New York NY, MTN, 6.350% due 04/01/2012 (d)	219,883
70,000	Lincoln National Corp, 8.750% due 07/01/2019 (d)	88,638

55,000	Marsh & McLennan Cos Inc, 9.250% due 04/15/2019 (d)	70,090
70,000	MetLife Inc, 6.750% due 06/01/2016 (d)	80,916
130,000	Morgan Stanley, MTN, 6.000% due 04/28/2015 (d)	141,584
170,000	National Rural Utilities Cooperative Finance Corp, 10.375% due 11/01/2018 (d)	232,114
115,000	PNC Funding Corp, 5.625% due 02/01/2017 (d)	124,740

		2,613,881

Healthcare — 1.0%
70,000	Cardinal Health Inc, 4.625% due 12/15/2020 (d)	69,623
85,000	Covidien International Finance SA, 6.000% due 10/15/2017 (d)	96,873
	Health Care REIT Inc:
65,000	4.700% due 09/15/2017 (d)	65,189
55,000	5.250% due 01/15/2022 (d)	53,661
30,000	Quest Diagnostics Inc/DE, 4.700% due 04/01/2021 (d)	29,693
75,000	UnitedHealth Group Inc, 3.875% due 10/15/2020 (d)	71,400

		386,439

Industrial Conglomerates — 1.8%
75,000	Anheuser-Busch InBev Worldwide Inc, 4.375% due 02/15/2021 (d)	74,726
100,000	Barrick North America Finance LLC, 6.800% due 09/15/2018 (d)	119,048
50,000	CRH America Inc, 6.000% due 09/30/2016 (d)	53,896
75,000	International Paper Co, 7.950% due 06/15/2018 (d)	90,231
100,000	Occidental Petroleum Corp, 4.100% due 02/01/2021 (d)	99,044
80,000	Ryder System Inc., MTN, 3.150% due 03/02/2015 (d)	80,303
45,000	Valero Energy Corp, 9.375% due 03/15/2019 (d)	57,523
75,000	Xerox Corp, 6.400% due 03/15/2016 (d)	85,010

		659,781

Information Technology — 0.8%
90,000	BMC Software Inc, 7.250% due 06/01/2018 (d)	102,394
150,000	Cisco Systems Inc, 4.950% due 02/15/2019 (d)	161,029
30,000	Oracle Corp, 5.750% due 04/15/2018 (d)	33,593

		297,016

Real Estate — Diversified — 0.5%
90,000	Liberty Property LP, 5.650% due 08/15/2014 (d)	97,730
80,000	Simon Property Group LP, 10.350% due 04/01/2019 (d)	110,269

		207,999

TOTAL CORPORATE BONDS AND NOTES
(Cost $4,749,468)		4,937,612

MORTGAGE-BACKED SECURITIES — 8.9%
Commercial Mortgage-Backed Securities — 5.8%
	Asset Securitization Corp:
225,000	Series 1996-D3, Class A3, 7.145% due 10/13/2026 (d),(h)	229,463
165,000	Series 1997-D5, Class A5, 6.440% due 02/14/2043 (d),(h)	175,544
186,974	GE Capital Commercial Mortgage Corp, Series 2005-C1, Class A2, 4.353% due 06/10/2048 (d)	187,272
250,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900% due 10/29/2020 (d)	243,390
	Wachovia Bank Commercial Mortgage Trust:
450,000	Series 2004-C15, Class A4, 4.803% due 10/15/2041 (d)	473,111
350,000	Series 2005-C18, Class A3, 4.790% due 04/15/2042 (d)	361,408
500,000	Series 2005-C20, Class A6A, 5.110% due 07/15/2042 (d),(h)	517,971

		2,188,159

Mortgage Pass-Through Securities — 3.1%
	Fannie Mae Pool:
333,248	#AB2142, 4.000% due 01/01/2026 (d)	343,089
329,196	#745873, 5.500% due 10/01/2036 (d)	353,045
3,363	#303105, 11.000% due 11/01/2020 (d)	3,882
11,619	#100081, 11.500% due 08/20/2016 (d)	12,983

424,565	Freddie Mac Gold Pool, #G18305, 4.000% due 04/01/2024 (d)	437,103

		1,150,102

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $3,277,152)		3,338,261

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.4%
Government Agency Debentures — 1.6%
400,000	Financing Corp Fico, 10.700% due 10/06/2017 (d)	581,414

Government Sponsored Enterprises (GSE) — 0.8%
150,000	Bank of America Corp, FDIC Guaranteed, MTN, 2.100% due 04/30/2012 (d)	152,749
150,000	General Electric Capital Corp, FDIC Guaranteed, MTN, 2.625% due 12/28/2012 (d)	154,817

		307,566

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $825,310)		888,980

U.S. TREASURY OBLIGATIONS — 2.2%
U.S. Treasury Bills — 1.0%
80,000	0.137% due 07/14/2011 (i)	79,977
250,000	0.153% due 07/14/2011 (i)	249,928
55,000	0.169% due 07/14/2011 (i)	54,984

		384,889

U.S. Treasury Notes — 1.2%
60,000	0.625% due 02/28/2013 (d)	59,852
245,000	2.250% due 03/31/2016 (d)	245,269
10,000	2.625% due 08/15/2020 (d)	9,381
135,000	2.750% due 02/15/2019 (d)	131,910

		446,412

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $834,198)		831,301

TOTAL INVESTMENTS
(Cost $30,482,629)(j)	100.7%	37,834,335
OTHER ASSETS AND LIABILITIES (Net)	(0.7)	(275,846)

NET ASSETS	100.0%	$37,558,489

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Subsequent Events: Management has reviewed subsequent events through the date this report was issued, and determined that no events have occurred that require disclosure.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$26,449,746
Level 2 — Other Significant Observable Inputs	11,384,589	*
Level 3 — Significant Unobservable Inputs	—	**

Total	$37,834,335

*  Security with a value of $23,818 on June 30, 2010 was transferred from Level 1 to Level 2 during the period ended March 31, 2011 as the lack of a readily available quoted price caused the security to be fair valued using other significant observable inputs on March 31, 2011.

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Common Stock —
Consumer
Discretionary
Balance as of 6/30/2010	$—	**
Transfers into Level 3	—
Transfers out of Level 3	—
Purchases	—
Sales	—
Accrued discounts	—
Accrued premiums	—
Realized gains	—
Realized losses	—
Change in unrealized appreciation/(depreciation)	—

Balance as of 3/31/2011	$—	**

Net change in unrealized appreciation/(depreciation) from investments still held at the end of the period	$—

** Level 3 valuation inputs were used to value certain securities held by the Fund at zero.

(c)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(d)	Security value was determined based on Level 2 inputs established by ASC Topic 820 (see note (b) above).

(e)	Security value was determined based on Level 3 inputs established by ASC Topic 820 (see note (b) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities, including derivative securities such as interest rate and credit default swap contracts, if any, are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	Security valued at fair value as of March 31, 2011, in accordance with guidelines approved by the Board of Trustees (see note (f) above). At March 31, 2011, these securities represent $24,350, 0.1% of net assets.

(h)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2011.

(i)	Rate represents annualized yield at date of purchase.

(j)	At March 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $7,465,121, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $113,415 and net appreciation for financial reporting purposes was $7,351,706. At March 31, 2011, aggregate cost for financial reporting purposes was $30,482,629.

ABBREVIATIONS:
ADR	— American Depositary Receipt
ESOP	— Employee Stock Ownership Plan
FDIC	— Federal Deposit Insurance Corporation
MTN	— Medium Term Note
NCUA	— National Credit Union Administration
NYR	— New York Registered Shares
SNAT	— Supra-National

At March 31, 2011, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets		Value

COMMON STOCKS:
United States	51.5%		$19,340,745
United Kingdom	1.6		608,368
China	1.6		579,824
Japan	1.5		578,641
Netherlands	1.4		529,885
Canada	1.1		419,837
Switzerland	1.0		374,598
Brazil	0.8		307,655
France	0.7		248,981
Germany	0.6		225,323
Israel	0.6		210,098
Australia	0.5		199,799
South Korea	0.5		185,375
Taiwan	0.3		122,978
Hong Kong	0.3		107,761
Italy	0.3		104,394
Sweden	0.3		98,751
Spain	0.2		87,818
Ireland	0.2		87,779
Singapore	0.2		77,120
Norway	0.2		61,616
South Africa	0.1		52,382
Mexico	0.1		50,513
Bermuda	0.1		47,103
India	0.1		41,139
Finland	0.1		40,261
Thailand	0.1		37,132
Russian Federation	0.1		31,208
Poland	0.1		23,988
Indonesia	0.1		19,595
Turkey	0.1		16,864
Portugal	0.1		16,396
Malaysia	0.0	#	16,131
Belgium	0.0	#	12,091

TOTAL COMMON STOCKS	66.5		24,962,149

PREFERRED STOCK:
Germany	0.1	19,513
INVESTMENT COMPANY	2.9	1,107,545
ASSET-BACKED SECURITIES	4.6	1,748,974
CORPORATE BONDS AND NOTES	13.1	4,937,612
MORTGAGE-BACKED SECURITIES	8.9	3,338,261
U.S. GOVERNMENT AGENCY OBLIGATIONS	2.4	888,980
U.S. TREASURY OBLIGATIONS	2.2	831,301

TOTAL INVESTMENTS	100.7	37,834,335
OTHER ASSETS AND LIABILITIES (Net)	(0.7)	(275,846)

NET ASSETS	100.0%	$37,558,489

#	Amount represents less than 0.05% of net assets.

Munder Bond Fund

Portfolio of Investments, March 31, 2011 (Unaudited) (a),(b)

Principal
Amount		Value(c),(d),(g)

ASSET-BACKED SECURITIES — 7.6%
Auto Loans — 3.1%
	AmeriCredit Automobile Receivables Trust:
$720,000	Series 2009-1, Class C, 14.550% due 01/15/2016	$894,668
750,000	Series 2010-1, Class C, 5.190% due 08/17/2015	802,303
850,000	CarMax Auto Owner Trust, Series 2009-2, Class B, 4.650% due 08/17/2015	901,234
1,250,000	Wachovia Auto Loan Owner Trust, Series 2007-1, Class C, 5.450% due 10/22/2012 (h)	1,262,041
525,000	World Omni Auto Receivables Trust, Series 2007-BA, Class B, 144A, 5.980% due 04/15/2015 (k),(l),(m)	540,197

		4,400,443

Credit Card — 0.4%
600,000	Capital One Multi-Asset Execution Trust, Series 2006-C1, Class C, 0.545% due 03/17/2014 (i)	599,459

Home Equity Loans — 3.2%
780,000	Citigroup Mortgage Loan Trust Inc, Series 2006-WFH3, Class A3, 0.400% due 10/25/2036 (i)	719,084
14,341	Contimortgage Home Equity Trust, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	14,177
	Countrywide Asset-Backed Certificates:
228,887	Series 2003-BC6, Class M5, 3.550% due 04/25/2033 (i)	39,409
600,000	Series 2007-BC2, Class 2A2, 0.430% due 06/25/2037 (i)	535,150
19,186	FHLMC Structured Pass Through Securities, Series T-7, Class A6, 7.030% due 08/25/2028 (f),(i),(j)	19,186
440,850	Indymac Residential Asset Backed Trust, Series 2007-A, Class 2A1, 0.380% due 04/25/2047 (i)	434,746
615,188	JP Morgan Mortgage Acquisition Corp, Series 2007-CH5, Class A2, 0.300% due 05/25/2037 (i)	592,766

1

150,000	Park Place Securities Inc, Series 2005-WCH1, Class M2, 0.770% due 01/25/2036 (i)	141,813
870,385	Quest Trust, Series 2004-X3, Class M1, 144A, 1.050% due 09/25/2034 (i),(k),(l),(m)	846,943
776,125	Residential Asset Mortgage Products Inc, Series 2006-RZ4, Class A2, 0.430% due 10/25/2036 (i)	636,859
434,823	Residential Asset Securities Corp, Series 2003-KS10, Class A14, 4.470% due 03/25/2032 (i)	436,504

		4,416,637

Time Share Receivables — 0.8%
	Marriott Vacation Club Owner Trust:
900,600	Series 2004-2A, Class A, 144A, 4.192% due 10/20/2026 (k),(l),(m)	910,792
162,880	Series 2004-2A, Class B, 144A, 4.341% due 10/20/2026 (k),(l),(m)	162,306

		1,073,098

Utilities — 0.0%†
35,000	GE Equipment Midticket LLC, Series 2009-1, Class B, 5.670% due 11/16/2020	36,568

Other — 0.1%
547,083	ELM BV, 144A, YNK, 16.309% due 06/20/2013 (f),(i),(j),(k),(l),(n)	130,808

TOTAL ASSET-BACKED SECURITIES
(Cost $11,068,184)		10,657,013

CORPORATE BONDS AND NOTES — 40.2%
Chemicals — 1.0%
1,130,000	Lubrizol Corp, 8.875% due 02/01/2019 (h)	1,452,328

Consumer Discretionary — 0.7%
935,000	Ryder System Inc., MTN, 3.150% due 03/02/2015	938,546

Consumer Staples — 0.3%
385,000	Tyson Foods Inc, 6.850% due 04/01/2016	430,238

Energy — 0.7%
675,000	Valero Energy Corp, 10.500% due 03/15/2039	952,174

Financials — 26.8%
1,325,000	ACE INA Holdings Inc, 5.900% due 06/15/2019 (h)	1,468,814
1,810,000	Axis Specialty Finance, 5.875% due 06/01/2020 (h)	1,820,793

2

965,000	Bank of America Corp, MTN, 7.625% due 06/01/2019	1,117,662
1,505,000	Bear Stearns Cos LLC/The, 7.250% due 02/01/2018	1,753,530
815,000	Capital One Financial Corp, 7.375% due 05/23/2014	935,451
540,000	Chubb Corp, 6.375% due 03/29/2067 (i)	568,350
	Citigroup Inc:
520,000	5.375% due 08/09/2020	535,316
1,000,000	MTN, 5.500% due 10/15/2014	1,078,600
2,195,000	Corp Andina de Fomento, SNAT, 8.125% due 06/04/2019 (h)	2,637,870
1,225,000	Fidelity National Financial Inc, 6.600% due 05/15/2017 (h)	1,267,267
	General Electric Capital Corp:
1,565,000	5.300% due 02/11/2021	1,589,522
495,000	MTN, 5.500% due 01/08/2020 (h)	523,719
2,205,000	Goldman Sachs Group Inc/The, 6.150% due 04/01/2018 (h)	2,390,610
515,000	Huntington Bancshares Inc/OH, 7.000% due 12/15/2020	568,564
870,000	KeyCorp, MTN, 5.100% due 03/24/2021	864,630
4,420,000	Landesbank Baden-Wuerttemberg/New York NY, MTN, 6.350% due 04/01/2012 (h)	4,628,014
850,000	Lincoln National Corp, 8.750% due 07/01/2019	1,076,321
598,000	Marsh & McLennan Cos Inc, 9.250% due 04/15/2019	762,070
1,000,000	MetLife Inc, Series A, 6.817% due 08/15/2018	1,156,263
2,050,000	Morgan Stanley, MTN, 6.000% due 04/28/2015 (h)	2,232,667
1,750,000	National Rural Utilities Cooperative Finance Corp, 10.375% due 11/01/2018 (h)	2,389,406
1,405,000	PNC Funding Corp, 5.625% due 02/01/2017 (h)	1,524,002
1,050,000	Prudential Financial Inc, 5.375% due 06/21/2020	1,093,363
1,000,000	StanCorp Financial Group Inc, 6.900% due 06/01/2067 (becomes variable June 2017)	960,000

3

1,000,000	UBS Preferred Funding Trust II, 7.247% due 06/29/2049 (becomes variable June 2011)	1,006,439
1,385,000	Verisk Analytics Inc, 5.800% due 05/01/2021	1,391,356

		37,340,599

Healthcare — 1.0%
	Health Care REIT Inc:
600,000	4.700% due 09/15/2017	601,744
755,000	5.250% due 01/15/2022	736,625

		1,338,369

Industrial Conglomerates — 2.0%
600,000	CRH America Inc, 6.000% due 09/30/2016	646,755
400,000	Frontier Communications Corp, 6.250% due 01/15/2013	422,000
585,000	International Paper Co, 7.950% due 06/15/2018	703,799
900,000	News America Inc, 6.900% due 03/01/2019	1,048,879

		2,821,433

Industrials — 2.9%
1,200,000	Comcast Corp, 6.400% due 05/15/2038	1,222,004
970,000	Kansas City Southern Railway, 8.000% due 06/01/2015	1,052,450
885,000	Levi Strauss & Co, 8.875% due 04/01/2016	922,613
1,250,000	Motors Liquidation Co, 7.200% 01/15/2011 (o)	359,375
520,000	Westlake Chemical Corp, 6.625% due 01/15/2016	535,600

		4,092,042

Information Technology — 0.9%
1,100,000	BMC Software Inc, 7.250% due 06/01/2018	1,251,479

Metals & Mining — 0.8%
1,115,000	Barrick PD Australia Finance Pty Ltd, 5.950% due 10/15/2039	1,149,972

Real Estate — Diversified — 1.9%
1,055,000	Liberty Property LP, 5.650% due 08/15/2014	1,145,617
1,070,000	Simon Property Group LP, 10.350% due 04/01/2019	1,474,842

		2,620,459

4

Retail — 1.2%
	Wal-Mart Stores Inc:
630,000	5.000% due 10/25/2040	585,962
1,100,000	5.625% due 04/01/2040	1,121,412

		1,707,374

TOTAL CORPORATE BONDS AND NOTES
(Cost $55,472,504)		56,095,013

MORTGAGE-BACKED SECURITIES — 45.0%
Collateralized Mortgage Obligations (CMO) — Agency — 0.2%
	Fannie Mae REMICS:
162,594	Series 1990-5, Class J, 8.200% due 01/25/2020	182,314
38,807	Series 2003-63, Class GU, 4.000% due 07/25/2033	40,100

		222,414

Collateralized Mortgage Obligations (CMO) — Non Agency — 3.4%
	Countrywide Alternative Loan Trust:
1,032,612	Series 2003-20CB, Class 1A2, 5.500% due 10/25/2033	1,062,483
623,357	Series 2005-3CB, Class 1A10, 5.250% due 03/25/2035	589,390
1,654,957	FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A, 144A, 3.250% due 04/25/2038 (h),(k),(l),(m)	1,672,964
678,820	GSR Mortgage Loan Trust, Series 2004-15F, Class 2A1, 6.000% due 12/25/2034	710,070
115,912	JP Morgan Mortgage Trust, Series 2005-A3, Class 6A1, 2.865% due 06/25/2035 (i)	110,564
526,570	MASTR Alternative Loans Trust, Series 2004-10, Class 3A1, 5.000% due 09/25/2019	531,753
83,973	Wells Fargo Mortgage Backed Securities Trust, Series 2005-9, Class 1A6, 5.500% due 10/25/2035	84,080

		4,761,304

Commercial Mortgage-Backed Securities — 8.9%
1,606,000	Asset Securitization Corp, Series 1997-D5, Class A5, 6.440% due 02/14/2043 (h),(i)	1,708,633
493,965	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR5, Class A2, 4.254% due 07/11/2042 (h)	495,281
1,000,000	First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class D, 6.778% due 11/18/2035	1,031,624

5

675,000	GS Mortgage Securities Corp II, Series 2005-GG4, Class A4A, 4.751% due 07/10/2039	710,219
1,000,000	LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5, 4.853% due 09/15/2031	1,039,463
1,500,000	Morgan Stanley Capital I, Series 2004-HQ4, Class A-6, 4.830% due 04/14/2040 (h)	1,554,911
2,870,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900% due 10/29/2020 (h)	2,794,118
2,990,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class APB1, 5.644% due 05/15/2043 (h),(i)	3,086,915

		12,421,164

Mortgage Pass-Through Securities — 32.5%
	Fannie Mae (TBA):
11,315,000	4.500% due 05/25/2041 (p),(q)	11,475,888
7,185,000	5.000% due 05/25/2041 (p),(q)	7,492,611
8,350,000	5.500% due 05/25/2041 (p),(q)	8,903,187
2,585,000	6.000% due 05/25/2041 (p),(q)	2,804,725
	Fannie Mae Pool:
68,279	#070225, 7.500% due 08/01/2018	76,813
4,231	#081585, 11.500% due 07/01/2012	4,244
102,311	#100081, 11.500% due 08/20/2016	114,327
170,987	#250550, 6.500% due 05/01/2026	193,426
1,219,891	#257043, 6.000% due 01/01/2038 (h)	1,329,086
48,518	#303105, 11.000% due 11/01/2020	56,003
974,220	#735060, 6.000% due 11/01/2034 (h)	1,070,254
284,676	#735913, 5.500% due 10/01/2035	305,922
658,559	#745275, 5.000% due 02/01/2036 (h)	693,073
445,950	#776836, 6.500% due 08/01/2034 (h)	503,901
2,383,763	#780620, 5.500% due 05/01/2034 (h)	2,566,883
247,063	#788520, 5.500% due 07/01/2034	265,734
271,208	#788908, 6.000% due 08/01/2034	298,464
498,801	#888029, 6.000% due 12/01/2036	544,853
2,656,494	#899928, 6.000% due 12/01/2037 (h)	2,894,285
174,410	#906281, 5.450% due 01/01/2037 (i)	183,804
362,896	#928206, 6.000% due 04/01/2037 (h)	395,379
659,420	#938199, 6.500% due 07/01/2037 (h)	739,981
282,577	#956918, 5.500% due 11/01/2037	302,872
79,250	#964571, 5.500% due 07/01/2023	85,816
	Freddie Mac Gold Pool:
16,151	#A00813, 9.000% due 10/01/2020	18,520
61,992	#A01048, 8.500% due 02/01/2020	69,924
1,121,163	#A63820, 6.000% due 08/01/2037 (h)	1,220,120
376,117	#C01501, 5.500% due 03/01/2033 (h)	404,025

6

69,917	#C30261, 7.500% due 08/01/2029	80,979
4,834	#F70013, 7.000% due 12/01/2011	4,902
53,565	#G00479, 9.000% due 04/01/2025	64,012
106,799	Ginnie Mae I Pool, #627907, 5.000% due 02/15/2034	113,991

		45,278,004

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $61,533,774)		62,682,886

MUNICIPAL BONDS AND NOTES — 1.8%
Municipal — 1.8%
1,000,000	City of New York NY, GO, 5.676% due 10/01/2034	935,790
1,650,000	Commonwealth of Pennsylvania, 5.350% due 05/01/2030 (h)	1,559,943

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $2,611,722)		2,495,733

U.S. TREASURY OBLIGATIONS — 5.8%
U.S. Treasury Bill — 4.7%
1,400,000	0.081% due 07/14/2011 (e),(r)	1,399,595
3,862,000	0.086% due 07/14/2011 (e),(r)	3,860,884
920,000	0.136% due 07/14/2011 (e),(r)	919,734
420,000	0.173% due 07/14/2011 (e),(r)	419,879

		6,600,092

U.S. Treasury Bonds — 0.7%
845,000	5.250% due 11/15/2028	951,285

U.S. Treasury Notes — 0.4%
200,000	2.125% due 02/29/2016	199,375
315,000	2.625% due 08/15/2020	295,509

		494,884

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,059,364)		8,046,261

INVESTMENT COMPANY — 22.1%
(Cost $30,760,354)
30,760,354	State Street Institutional Liquid Reserves Fund (e)	30,760,354

TOTAL INVESTMENTS
(Cost $169,505,902)(s)	122.5%	170,737,260
OTHER ASSETS AND LIABILITIES (Net)	(22.5)	(31,325,639)

NET ASSETS	100.0%	$139,411,621

†	Amount represents less than 0.05% of the net assets.

(a)	Subsequent Events: Effective April 18, 2011, the Fund is permitted to invest up to 20% of its total assets in debt securities that are rated below investment grade or in comparable unrated securities. Management has reviewed subsequent events through the date this report was issued, and determined that no other events have occurred that require disclosure.

7

(b)	At March 31, 2011, a substantial portion of the Fund’s net assets were invested in mortgage-backed securities. As a result, adverse market conditions affecting mortgage-backed securities may have a more significant impact on the Fund than they would on a fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

		Investments in
	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$37,360,446	$35,346
Level 2 — Other Significant Observable Inputs	133,226,820	—
Level 3 — Significant Unobservable Inputs	149,994	—

Total	$170,737,260	$35,346

* Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

8

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

	Asset Backed
	Securities —	Asset Backed
	Home Equity	Securities —
	Loans	Other	Total

Balance as of 6/30/2010	$31,131	$288,757	$319,888
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Purchases	—	—	—
Paydowns	(11,945)	—	(11,945)
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized gains	—	—	—
Realized losses	(6,364)	(543,800)	(550,164)
Change in unrealized appreciation/(depreciation)	6,364	385,851	392,215

Balance as of 3/31/2011	$19,186	$130,808	$149,994

Net change in unrealized appreciation/(depreciation) from investments still held at the end of the period	$—	$(14,005)	$(14,005)

(d)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 2 inputs established by ASC Topic 820 (see note (c) above).

(e)	Security value was determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(f)	Security value was determined based on Level 3 inputs established by ASC Topic 820 (see note (c) above).

(g)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities, including derivative securities such as interest rate and credit default swap contracts, if any, are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less, if any, also may be valued on an amortized cost basis, which approximates current market value. Futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange, but may be valued at the mean of the bid and asked price where there are no sales. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality, and type. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(h)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts and/or securities purchased on a when-issued or delayed delivery basis.

(i)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2011.

9

(j)	Security valued at fair value as of March 31, 2011, in accordance with guidelines approved by the Board of Trustees (see note (g) above). At March 31, 2011, these securities represent $149,994, 0.1% of net assets.

(k)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(l)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(m)	Security subject to restrictions on resale that has been deemed by the Advisor, Munder Capital Management, to be liquid.

(n)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2011, securities subject to restrictions on resale that have not been deemed to be liquid represent $130,808, 0.1% of net assets.

Security	Acquisition Date	Cost

ELM BV, 144A, YNK, 16.309% due 06/20/2013	06/13/2006	$547,083

(o)	Issuer in default with respect to the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

	Principal	Acquisition	Market
Security	Amount	Cost	Value

Motors Liquidation Co, 7.200% due 01/15/2011	$1,250,000	$1,250,000	$359,375

(p)	Security purchased on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may be settled after the customary settlement period. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. When the Fund enters into such a transaction, the Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its purchase commitment. Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(q)	Security subject to mortgage dollar roll transaction. The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund

10

is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not substantially the same.

(r)	Rate represents annualized yield at date of purchase.

(s)	At March 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,484,887, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,253,529 and net appreciation for financial reporting purposes was $1,231,358. At March 31, 2011, aggregate cost for financial reporting purposes was $169,505,902.

ABBREVIATIONS:
FDIC	— Federal Deposit Insurance Corporation
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation Bonds
MTN	— Medium Term Note
NCUA	— National Credit Union Administration
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SNAT	— Supranational
TBA	— To-Be-Announced
YNK	— Yankee Security

DERIVATIVES:

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of March 31, 2011 is as follows:

			Asset Derivatives
		Notional	Market	Balance
		Value of	Value of	Sheet
	Contracts	Contracts	Contracts	Location	Fair Value

Interest Rate Contracts
U.S. Treasury 30 Year Bond Futures, June 2011 (long position)	45	$5,374,208	$5,408,438	Net Assets- Unrealized Appreciation	$34,230	*
U.S. Treasury 10 Year Bond Futures, June 2011 (short position)	10	(1,191,428)	(1,190,312)	Net Assets- Unrealized Appreciation	1,116	*

* Includes cumulative appreciation/(depreciation) of futures contracts

11

Futures Contracts: The Fund is subject to interest rate risk and credit risk in the normal course of pursuing their investment objectives. The Fund may enter into futures contracts for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), to gain exposure to an investment in a manner other than investing in the asset directly, or for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another). A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on fluctuations of the value of the contract.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

12

Munder Energy Fund (a)

Portfolio of Investments, March 31, 2011 (Unaudited) (b)

Shares		Value(c),(d),(e)

COMMON STOCKS — 90.9%
Consumer Discretionary — 0.4%
Auto Parts & Equipment — 0.4%
7,500	Fuel Systems Solutions Inc †	$226,350

Energy — 87.3%
Coal & Consumable Fuels — 4.9%
5,200	Alpha Natural Resources Inc †	308,724
3,600	Arch Coal Inc	129,744
43,200	Cloud Peak Energy Inc †	932,688
23,300	International Coal Group Inc †	263,290
700	L&L Energy Inc †	4,844
10,700	Patriot Coal Corp †	276,381
15,200	Peabody Energy Corp	1,093,792

		3,009,463

Integrated Oil & Gas — 28.2%
27,125	Chevron Corp	2,914,039
38,244	ConocoPhillips	3,054,166
5,500	ENI SpA, ADR	270,215
33,983	Exxon Mobil Corp	2,858,990
21,600	Hess Corp	1,840,536
2,800	Lukoil OAO, ADR	199,892
40,600	Marathon Oil Corp	2,164,386
18,500	Murphy Oil Corp	1,358,270
23,700	Occidental Petroleum Corp	2,476,413
6,888	Provident Energy Ltd	64,155

		17,201,062

Oil & Gas Drilling — 2.1%
2,200	Helmerich & Payne Inc	151,118
10,700	Nabors Industries Ltd †	325,066
3,400	Noble Corp	155,108
1,400	Rowan Cos Inc †	61,852
16,700	Stoneham Drilling Trust †	300,410
967	Transocean Ltd †	75,378
33,600	Xtreme Coil Drilling Corp †	182,643

		1,251,575

Oil & Gas Equipment & Services — 26.6%
16,850	Baker Hughes Inc	1,237,296
3,600	Bristow Group Inc †	170,280
24,200	Cameron International Corp †	1,381,820
1,600	Dawson Geophysical Co †	70,208
82,800	Flint Energy Services Ltd †	1,441,634
3,400	FMC Technologies Inc †	321,232

1

4,100	Gulf Island Fabrication Inc	131,897
63,922	Halliburton Co	3,185,872
40,600	National Oilwell Varco Inc	3,218,362
5,700	Newpark Resources Inc †	44,802
15,300	Oil States International Inc †	1,164,942
15,700	PHI Inc †	347,284
28,073	Schlumberger Ltd	2,618,088
10,000	Tesco Corp †	219,500
39,600	Tetra Technologies Inc †	609,840
3,600	Total Energy Services Inc	61,677

		16,224,734

Oil & Gas Exploration & Production — 21.3%
21,800	Anadarko Petroleum Corp	1,785,856
19,936	Apache Corp	2,610,021
182,100	AvenEx Energy Corp	1,145,755
28,800	Barnwell Industries Inc †	206,496
5,400	Bill Barrett Corp †	215,514
13,000	BMB Munai Inc †	12,159
30,600	Callon Petroleum Co †	237,762
1,500	Calvalley Petroleums Inc, Class A †	4,054
20,200	Chesapeake Energy Corp	677,104
16,100	China North East Petroleum Holdings Ltd †	74,704
29,848	Denbury Resources Inc †	728,291
20,900	Devon Energy Corp	1,917,993
37,300	Energy Partners Ltd †	671,400
8,233	Equal Energy Ltd †	67,936
8,100	Freehold Royalties Ltd	190,072
26,100	Galleon Energy Inc, Class A †	107,954
4,800	Gran Tierra Energy Inc †	38,736
144,500	Ithaca Energy Inc †	383,048
11,500	Miller Petroleum Inc †	57,500
9,892	NAL Energy Corp	134,988
3,700	Noble Energy Inc	357,605
5,300	NuVista Energy Ltd	54,667
689	Pace Oil and Gas Ltd †	6,666
36,000	Pan Orient Energy Corp †	255,843
3,569	Pengrowth Energy Corp	49,366
35,600	ProspEx Resources Ltd †	73,440
1,800	QEP Resources Inc	72,972
5,200	Whiting Petroleum Corp †	381,940
18,965	Zargon Oil & Gas Ltd	461,068

		12,980,910

Oil & Gas Refining & Marketing — 2.9%
16,400	CVR Energy Inc †	379,824
20,900	Green Plains Renewable Energy Inc †	251,218
7,901	Keyera Corp	320,441

2

5,800	Western Refining Inc †	98,310
17,000	World Fuel Services Corp	690,370

		1,740,163

Oil & Gas Storage & Transportation — 1.3%
12,700	Crosstex Energy Inc	126,365
200	Spectra Energy Corp	5,436
2,200	Teekay Tankers Ltd, Class A	23,012
20,300	Williams Cos Inc/The	632,954

		787,767

Total Energy		53,195,674

Industrials — 0.1%
Electrical Components & Equipment — 0.1%
50,400	China BAK Battery Inc †	91,224

Information Technology — 1.4%
Semiconductor Equipment — 0.2%
11,600	GT Solar International Inc †	123,656

Semiconductors — 1.2%
50,600	JA Solar Holdings Co Ltd, ADR †	354,200
12,200	Trina Solar Ltd, ADR †	367,464

		721,664

Total Information Technology		845,320

Materials — 0.1%
Specialty Chemicals — 0.1%
1,700	OM Group Inc †	62,118

Utilities — 1.6%
Electric Utilities — 0.2%
2,900	IDACORP Inc	110,490

Independent Power Producers & Energy Traders — 1.4%
54,200	Calpine Corp †	860,154

Total Utilities		970,644

TOTAL COMMON STOCKS
(Cost $26,577,153)		55,391,330

TRUST/PARTNERSHIP INTERESTS — 7.9%
Energy — 7.9%
Oil & Gas Exploration & Production — 2.7%
26,100	BreitBurn Energy Partners LP	567,153
26,600	Constellation Energy Partners LLC †	59,850
13,500	EV Energy Partner LP	725,355
9,100	Pioneer Southwest Energy Partners LP	313,040

		1,665,398

3

Oil & Gas Refining & Marketing — 0.6%
10,000	Calumet Specialty Products Partners LP	212,500
2,000	Crosstex Energy LP	33,840
1,600	NuStar Energy LP	108,624

		354,964

Oil & Gas Storage & Transportation — 4.6%
21,700	Atlas Pipeline Partners LP	748,650
3,250	DCP Midstream Partners LP	131,625
4,800	Enbridge Energy Partners LP	310,176
4,700	Genesis Energy LP	133,057
4,400	Global Partners LP/MA	114,400
4,100	MarkWest Energy Partners LP	198,727
4,400	Martin Midstream Partners LP	176,176
2,300	Plains All American Pipeline LP	146,579
9,000	Regency Energy Partners LP	245,790
6,500	Targa Resources Partners LP	225,420
7,200	Williams Partners LP	372,960

		2,803,560

TOTAL TRUST/PARTNERSHIP INTERESTS
(Cost $2,798,341)		4,823,922

INVESTMENT COMPANIES — 0.8%
3,100	Energy Select Sector SPDR Fund	247,411
30,819	State Street Institutional Liquid Reserves Fund	30,819
2,085	Vanguard Energy ETF	243,382

TOTAL INVESTMENT COMPANIES
(Cost $465,277)		521,612

TOTAL INVESTMENTS
(Cost $29,840,771)(f)	99.6%	60,736,864
OTHER ASSETS AND LIABILITIES (Net)	0.4	215,453

NET ASSETS	100.0%	$60,952,317

†	Non-income producing security.

(a)	Subsequent Events: On April 8, 2011, the Fund was reorganized with and into the Munder Growth Opportunities Fund, a separate series of Munder Series Trust. Management has reviewed subsequent events through the date this report was issued, and determined that no other events have occurred that require disclosure.

(b)	The Fund invests primarily in domestic and, to a lesser extent, foreign energy-related companies. As a result, the Fund is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services and tax and other government regulation. As of March 31, 2011, more than 25% of the Fund’s net assets were invested in issuers in each of the oil, gas & consumable fuels and the energy equipment & services industries. When the fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would of a fund that does not concentrate its investments. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

4

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$60,736,864 *
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$60,736,864

* Amount includes the value of a security that transferred from Level 2 to Level 1 during the period ended March 31, 2011 as the lack of a readily available quoted price caused it to be fair valued at a value of $96,886 using other significant observable inputs on June 30, 2010 (see note (e) below).

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

(d)	As of March 31, 2011, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(e)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair

5

valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(f)	At March 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $31,103,653, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $207,560 and net appreciation for financial reporting purposes was $30,896,093. At March 31, 2011, aggregate cost for financial reporting purposes was $29,840,771.

ABBREVIATION:
ADR	— American Depositary Receipt

At March 31, 2011, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	78.7%	$47,953,559
Canada	9.1	5,564,054
China	1.3	812,888
Bermuda	0.6	348,078
Italy	0.5	270,215
Switzerland	0.4	230,485
Russian Federation	0.3	199,892
Kazakhstan	0.0 #	12,159

TOTAL COMMON STOCKS	90.9	55,391,330
TRUST/PARTNERSHIP INTERESTS	7.9	4,823,922
INVESTMENT COMPANIES	0.8	521,612

TOTAL INVESTMENTS	99.6	60,736,864
OTHER ASSETS AND LIABILITIES (Net)	0.4	215,453

NET ASSETS	100.0%	$60,952,317

#	Amount represents less than 0.05% of net assets.

6

Munder Growth Opportunities Fund (a)

Portfolio of Investments, March 31, 2011 (Unaudited) (b)

Shares		Value(c),(d),(f)

COMMON STOCKS — 99.6%
Consumer Discretionary — 15.0%
Auto Components — 2.3%
167,000	Gentex Corp	$5,051,750
110,000	Johnson Controls Inc	4,572,700

		9,624,450

Automobiles — 1.0%
279,500	Ford Motor Co †	4,167,345

Hotels, Restaurants & Leisure — 0.8%
79,000	Home Inns & Hotels Management Inc, ADR †	3,126,030

Internet & Catalog Retail — 4.4%
23,600	Amazon.com Inc †	4,251,068
118,045	Expedia Inc	2,674,900
15,466	priceline.com Inc †	7,832,601
65,850	Shutterfly Inc †	3,447,906

		18,206,475

Media — 1.3%
111,000	DIRECTV, Class A †	5,194,800

Multiline Retail — 2.0%
80,000	Dollar Tree Inc †	4,441,600
78,000	Target Corp	3,900,780

		8,342,380

Specialty Retail — 3.2%
7,700	AutoZone Inc †	2,106,412
80,000	Home Depot Inc	2,964,800
75,000	PetSmart Inc	3,071,250
378,862	Sally Beauty Holdings Inc †	5,307,856

		13,450,318

Total Consumer Discretionary		62,111,798

Consumer Staples — 6.5%
Beverages — 2.6%
230,000	Cia de Bebidas das Americas, ADR	6,511,300
110,000	Dr Pepper Snapple Group Inc	4,087,600

		10,598,900

Food & Staples Retailing — 0.5%
46,600	United Natural Foods Inc †	2,071,137

Food Products — 1.3%
97,043	TreeHouse Foods Inc †	5,518,836

1

Tobacco — 2.1%
131,500	Philip Morris International Inc	8,630,345

Total Consumer Staples		26,819,218

Energy — 13.4%
Energy Equipment & Services — 2.3%
115,000	McDermott International Inc †	2,919,850
71,000	Schlumberger Ltd	6,621,460

		9,541,310

Oil, Gas & Consumable Fuels — 11.1%
64,500	Chevron Corp	6,929,235
39,000	ConocoPhillips	3,114,540
272,000	Exxon Mobil Corp	22,883,360
42,000	Murphy Oil Corp	3,083,640
136,700	Peabody Energy Corp	9,836,932

		45,847,707

Total Energy		55,389,017

Financials — 4.5%
Capital Markets — 0.5%
101,700	TD Ameritrade Holding Corp	2,122,479

Commercial Banks — 1.4%
230,000	Itau Unibanco Holding SA, ADR	5,531,500

Consumer Finance — 2.0%
91,000	American Express Co	4,113,200
80,800	Capital One Financial Corp	4,198,368

		8,311,568

Real Estate Investment Trusts (REITs) — 0.6%
41,500	Digital Realty Trust Inc	2,412,810

Total Financials		18,378,357

Health Care — 9.2%
Biotechnology — 2.4%
57,000	Celgene Corp †	3,279,210
156,000	Gilead Sciences Inc †	6,620,640

		9,899,850

Health Care Equipment & Supplies — 0.7%
9,100	Intuitive Surgical Inc †	3,034,486

Health Care Providers & Services — 3.0%
45,000	Catalyst Health Solutions Inc †	2,516,850
650,000	Health Management Associates Inc, Class A †	7,085,000
49,000	Medco Health Solutions Inc †	2,751,840

		12,353,690

Life Sciences Tools & Services — 0.6%
32,000	Illumina Inc †	2,242,240

2

Pharmaceuticals — 2.5%
87,000	Abbott Laboratories	4,267,350
76,500	Teva Pharmaceutical Industries Ltd, ADR	3,838,005
40,000	Watson Pharmaceuticals Inc †	2,240,400

		10,345,755

Total Health Care		37,876,021

Industrials — 11.5%
Aerospace & Defense — 2.5%
122,000	United Technologies Corp	10,327,300

Air Freight & Logistics — 2.0%
110,000	United Parcel Service Inc, Class B	8,175,200

Commercial Services & Supplies — 0.8%
732,370	Intermap Technologies Corp †	302,164
105,000	Waste Connections Inc	3,022,950

		3,325,114

Industrial Conglomerates — 1.2%
21,900	3M Co	2,047,650
151,300	General Electric Co	3,033,565

		5,081,215

Machinery — 2.6%
80,500	Caterpillar Inc	8,963,675
21,000	Joy Global Inc	2,075,010

		11,038,685

Professional Services — 0.6%
37,454	51job Inc, ADR †	2,394,434

Road & Rail — 1.8%
200,000	Hertz Global Holdings Inc †	3,126,000
43,000	Union Pacific Corp	4,228,190

		7,354,190

Total Industrials		47,696,138

Information Technology — 33.0%
Communications Equipment — 2.5%
222,020	Cisco Systems Inc	3,807,643
118,590	QUALCOMM Inc	6,502,290

		10,309,933

Computers & Peripherals — 5.6%
54,580	Apple Inc †	19,018,401
98,190	Hewlett-Packard Co	4,022,844

		23,041,245

Information Technology Services — 1.7%
44,000	International Business Machines Corp	7,175,080

3

Internet Software & Services — 11.8%
46,000	Baidu Inc/China, ADR †	6,339,260
23,988	Google Inc, Class A †	14,062,005
5,786	Mainstream Data Inc, Class A †,(e),(g),(h),(i)	8,943
2,703,550	Move Inc †	6,461,485
77,500	Sina Corp/China †	8,295,600
69,950	Sohu.com Inc †	6,250,732
664,314	TheStreet.com Inc	2,225,452
296,120	Yahoo! Inc †	4,930,398

		48,573,875

Semiconductors & Semiconductor Equipment — 3.4%
93,000	ASML Holding NV †	4,138,500
283,030	Intel Corp	5,708,715
135,000	Skyworks Solutions Inc †	4,376,700

		14,223,915

Software — 8.0%
147,890	BMC Software Inc †	7,356,049
81,780	Check Point Software Technologies Ltd †	4,174,869
335,140	Microsoft Corp	8,499,150
232,775	Oracle Corp	7,767,702
45,040	Red Hat Inc †	2,044,366
114,670	Synopsys Inc †	3,170,625

		33,012,761

Total Information Technology		136,336,809

Materials — 4.7%
Chemicals — 2.6%
42,000	Praxair Inc	4,267,200
262,000	Solutia Inc †	6,654,800

		10,922,000

Metals & Mining — 2.1%
20,500	Cliffs Natural Resources Inc	2,014,740
118,000	Freeport-McMoRan Copper & Gold Inc	6,554,900

		8,569,640

Total Materials		19,491,640

Telecommunication Services — 0.5%
Diversified Telecommunication Services — 0.5%
310,000	Qwest Communications International Inc	2,117,300

Utilities — 1.3%
Electric Utilities — 1.3%
74,000	ITC Holdings Corp	5,172,600

TOTAL COMMON STOCKS
(Cost $376,966,207)		411,388,898

4

INVESTMENT COMPANY — 0.5%
(Cost $2,120,766)
2,120,766	State Street Institutional Liquid Reserves Fund	2,120,766

TOTAL INVESTMENTS
(Cost $379,086,973)(j)	100.1%	413,509,664
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(514,902)

NET ASSETS	100.0%	$412,994,762

†	Non-income producing security.

(a)	Subsequent Events: On April 8, 2011 each of the Munder Energy Fund, a separate series of Munder Series Trust, and the Munder Healthcare Fund, a series of Munder Series Trust II, was reorganized with and into the Fund. Management has reviewed subsequent events through the date this report was issued, and determined that no other events have occurred that require disclosure.

(b)	The Fund is subject to a fundamental policy, which cannot be changed without shareholder approval, to concentrate (i.e., invest at least 25% of its total assets) in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet-related businesses. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$413,500,721
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	8,943

Total	$413,509,664

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

5

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Common Stock —
Information
Technology
Balance as of 6/30/2010	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Purchases	—
Sales	—
Accrued discounts	—
Accrued premiums	—
Realized gains	—
Realized losses	—
Change in unrealized appreciation/(depreciation)	8,943

Balance as of 3/31/2011	$8,943

Net change in unrealized appreciation/(depreciation) from investments still held at the end of the period	$8,943

* Level 3 valuation inputs were used to value certain securities held by the Fund at zero.

(d)	Unless otherwise indicated, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(e)	Security value was determined based on Level 3 inputs established by ASC Topic 820 (see note (c) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

6

(g)	Security valued at fair value as of March 31, 2011 in accordance with guidelines approved by the Board of Trustees (see note (f) above). At March 31, 2011, these securities represent $8,943, less than 0.05% of net assets.

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2011, securities subject to restrictions on resale that have not been deemed to be liquid represent $8,943, less than 0.05% of net assets.

Security	Acquisition Date	Cost

Mainstream Data Inc	08/29/00	$213,440

(j)	At March 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $66,106,476, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $31,683,785 and net appreciation for financial reporting purposes was $34,422,691. At March 31, 2011, aggregate cost for financial reporting purposes was $379,086,973.

ABBREVIATION:
ADR	— American Depositary Receipt

At March 31, 2011, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	87.3%	$360,486,504
China	6.4	26,406,056
Brazil	2.9	12,042,800
Israel	1.9	8,012,874
Netherlands	1.0	4,138,500
Canada	0.1	302,164

TOTAL COMMON STOCKS	99.6	411,388,898
INVESTMENT COMPANY	0.5	2,120,766

TOTAL INVESTMENTS	100.1	413,509,664
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(514,902)

NET ASSETS	100.0%	$412,994,762

7

Munder Index 500 Fund

Portfolio of Investments, March 31, 2011 (Unaudited) (a)

Shares		Value(b),(c),(d)

COMMON STOCKS — 96.6%
Consumer Discretionary — 10.1%
Auto Components — 0.3%
5,925	Goodyear Tire & Rubber Co/The †	$88,757
16,669	Johnson Controls Inc	692,930

		781,687

Automobiles — 0.5%
92,766	Ford Motor Co †	1,383,141
5,745	Harley-Davidson Inc	244,105

		1,627,246

Distributors — 0.1%
3,842	Genuine Parts Co	206,085

Diversified Consumer Services — 0.1%
3,100	Apollo Group Inc, Class A †	129,301
1,520	DeVry Inc	83,706
7,525	H&R Block Inc	125,969

		338,976

Hotels, Restaurants & Leisure — 1.6%
10,505	Carnival Corp	402,972
3,376	Darden Restaurants Inc	165,863
7,274	International Game Technology	118,057
7,019	Marriott International Inc/DE, Class A	249,736
25,674	McDonald’s Corp	1,953,535
18,358	Starbucks Corp	678,328
4,650	Starwood Hotels & Resorts Worldwide Inc	270,258
4,268	Wyndham Worldwide Corp	135,765
1,844	Wynn Resorts Ltd	234,649
11,430	Yum! Brands Inc	587,273

		4,796,436

Household Durables — 0.4%
6,845	DR Horton Inc	79,744
3,722	Fortune Brands Inc	230,355
1,697	Harman International Industries Inc	79,454
3,572	Leggett & Platt Inc	87,514
3,879	Lennar Corp, Class A	70,287
7,081	Newell Rubbermaid Inc	135,460
8,205	Pulte Group Inc †	60,717
4,047	Stanley Black & Decker Inc	310,000
1,854	Whirlpool Corp	158,257

		1,211,788

1

Internet & Catalog Retail — 0.8%
8,768	Amazon.com Inc †	1,579,380
4,933	Expedia Inc	111,782
1,058	Netflix Inc †	251,095
1,209	priceline.com Inc †	612,286

		2,554,543

Leisure Equipment & Products — 0.1%
3,322	Hasbro Inc	155,603
8,753	Mattel Inc	218,212

		373,815

Media — 3.2%
5,855	Cablevision Systems Corp, Class A	202,642
16,609	CBS Corp, Class B	415,889
68,327	Comcast Corp, Class A	1,689,043
19,527	DIRECTV, Class A †	913,864
6,935	Discovery Communications Inc, Class A †	276,706
5,828	Gannett Co Inc	88,760
11,922	Interpublic Group of Cos Inc/The	149,860
7,488	McGraw-Hill Cos Inc/The	295,027
56,201	News Corp, Class A	986,890
6,976	Omnicom Group Inc	342,243
2,197	Scripps Networks Interactive Inc, Class A	110,048
8,450	Time Warner Cable Inc	602,823
26,893	Time Warner Inc	960,080
14,746	Viacom Inc, Class B	685,984
46,734	Walt Disney Co/The	2,013,768
133	Washington Post Co/The, Class B	58,195

		9,791,822

Multiline Retail — 0.7%
1,843	Big Lots Inc †	80,042
3,070	Family Dollar Stores Inc	157,552
5,767	JC Penney Co Inc	207,093
7,132	Kohl’s Corp	378,281
10,330	Macy’s Inc	250,606
4,106	Nordstrom Inc	184,277
1,073	Sears Holdings Corp †	88,684
17,425	Target Corp	871,424

		2,217,959

Specialty Retail — 1.8%
2,142	Abercrombie & Fitch Co, Class A	125,735
1,552	AutoNation Inc †	54,894
664	AutoZone Inc †	181,644
6,320	Bed Bath & Beyond Inc †	305,066
8,055	Best Buy Co Inc	231,340
5,485	CarMax Inc †	176,068
3,692	GameStop Corp, Class A †	83,144

2

10,718	Gap Inc/The	242,870
40,330	Home Depot Inc	1,494,630
33,960	Lowe’s Cos Inc	897,563
6,451	Ltd Brands Inc	212,109
3,406	O’Reilly Automotive Inc †	195,709
2,598	RadioShack Corp	38,996
2,938	Ross Stores Inc	208,951
17,641	Staples Inc	342,588
3,083	Tiffany & Co	189,419
9,655	TJX Cos Inc	480,143
3,141	Urban Outfitters Inc †	93,696

		5,554,565

Textiles, Apparel & Luxury Goods — 0.5%
7,229	Coach Inc	376,197
9,420	NIKE Inc, Class B	713,094
1,576	Polo Ralph Lauren Corp	194,872
2,116	VF Corp	208,490

		1,492,653

Total Consumer Discretionary		30,947,575

Consumer Staples — 9.9%
Beverages — 2.3%
2,531	Brown-Forman Corp, Class B	172,867
56,461	Coca-Cola Co/The	3,746,188
8,264	Coca-Cola Enterprises Inc	225,607
4,349	Constellation Brands Inc, Class A †	88,198
5,539	Dr Pepper Snapple Group Inc	205,829
3,858	Molson Coors Brewing Co, Class B	180,902
39,042	PepsiCo Inc/NC	2,514,695

		7,134,286

Food & Staples Retailing — 2.2%
10,742	Costco Wholesale Corp	787,604
33,669	CVS Caremark Corp	1,155,520
15,556	Kroger Co/The	372,877
9,093	Safeway Inc	214,049
5,175	SUPERVALU Inc	46,213
14,272	Sysco Corp	395,334
48,212	Wal-Mart Stores Inc (e)	2,509,435
22,582	Walgreen Co	906,442
3,586	Whole Foods Market Inc	236,317

		6,623,791

Food Products — 1.6%
15,584	Archer-Daniels-Midland Co	561,180
4,491	Campbell Soup Co	148,697
10,726	ConAgra Foods Inc	254,742
4,444	Dean Foods Co †	44,440
15,619	General Mills Inc	570,874

3

3,773	Hershey Co/The	205,063
7,824	HJ Heinz Co	381,968
3,378	Hormel Foods Corp	94,043
2,915	JM Smucker Co/The	208,102
6,197	Kellogg Co	334,514
43,039	Kraft Foods Inc, Class A	1,349,703
3,242	McCormick & Co Inc/MD	155,065
4,990	Mead Johnson Nutrition Co	289,071
15,594	Sara Lee Corp	275,546
7,269	Tyson Foods Inc, Class A	139,492

		5,012,500

Household Products — 2.0%
3,401	Clorox Co	238,308
12,153	Colgate-Palmolive Co	981,476
9,947	Kimberly-Clark Corp	649,241
68,925	Procter & Gamble Co/The	4,245,780

		6,114,805

Personal Products — 0.2%
10,469	Avon Products Inc	283,081
2,769	Estee Lauder Cos Inc/The, Class A	266,821

		549,902

Tobacco — 1.6%
51,482	Altria Group Inc	1,340,077
3,581	Lorillard Inc	340,231
44,226	Philip Morris International Inc	2,902,552
8,249	Reynolds American Inc	293,087

		4,875,947

Total Consumer Staples		30,311,231

Energy — 12.8%
Energy Equipment & Services — 2.4%
10,686	Baker Hughes Inc	784,673
6,023	Cameron International Corp †	343,913
1,695	Diamond Offshore Drilling Inc	131,701
2,920	FMC Technologies Inc †	275,882
22,477	Halliburton Co	1,120,254
2,585	Helmerich & Payne Inc	177,564
6,961	Nabors Industries Ltd †	211,475
10,362	National Oilwell Varco Inc	821,396
6,242	Noble Corp	284,760
3,078	Rowan Cos Inc †	135,986
33,493	Schlumberger Ltd	3,123,557

		7,411,161

Oil, Gas & Consumable Fuels — 10.4%
12,212	Anadarko Petroleum Corp	1,000,407
9,419	Apache Corp	1,233,135
2,536	Cabot Oil & Gas Corp	134,332

4

16,183	Chesapeake Energy Corp	542,454
49,401	Chevron Corp	5,307,149
35,182	ConocoPhillips	2,809,635
5,509	Consol Energy Inc	295,448
9,749	Denbury Resources Inc †	237,876
10,535	Devon Energy Corp	966,797
17,176	El Paso Corp	309,168
6,579	EOG Resources Inc	779,677
3,638	EQT Corp	181,536
122,027	Exxon Mobil Corp (e)	10,266,132
7,395	Hess Corp	630,128
17,479	Marathon Oil Corp	931,805
2,491	Massey Energy Co	170,285
4,692	Murphy Oil Corp	344,487
3,265	Newfield Exploration Co †	248,173
4,325	Noble Energy Inc	418,011
20,003	Occidental Petroleum Corp	2,090,113
6,658	Peabody Energy Corp	479,110
2,832	Pioneer Natural Resources Co	288,637
4,284	QEP Resources Inc	173,673
3,904	Range Resources Corp	228,228
8,459	Southwestern Energy Co †	363,483
15,812	Spectra Energy Corp	429,770
2,941	Sunoco Inc	134,080
3,492	Tesoro Corp †	93,690
14,001	Valero Energy Corp	417,510
14,264	Williams Cos Inc/The	444,752

		31,949,681

Total Energy		39,360,842

Financials — 15.2%
Capital Markets — 2.3%
6,048	Ameriprise Financial Inc	369,412
30,560	Bank of New York Mellon Corp/The	912,827
24,578	Charles Schwab Corp/The	443,141
5,422	E*Trade Financial Corp †	84,746
2,234	Federated Investors Inc, Class B	59,759
3,551	Franklin Resources Inc	444,159
12,809	Goldman Sachs Group Inc/The	2,029,842
11,271	Invesco Ltd	288,087
4,482	Janus Capital Group Inc	55,891
3,732	Legg Mason Inc	134,688
38,036	Morgan Stanley	1,039,144
5,908	Northern Trust Corp	299,831
12,246	State Street Corp	550,335
6,373	T Rowe Price Group Inc	423,295

		7,135,157

5

Commercial Banks — 2.8%
16,922	BB&T Corp	464,509
4,305	Comerica Inc (f)	158,079
22,385	Fifth Third Bancorp	310,704
6,363	First Horizon National Corp	71,329
21,055	Huntington Bancshares Inc/OH	139,805
23,359	KeyCorp	207,428
2,912	M&T Bank Corp	257,625
12,879	Marshall & Ilsley Corp	102,903
12,932	PNC Financial Services Group Inc	814,587
30,640	Regions Financial Corp	222,446
13,158	SunTrust Banks Inc	379,477
47,297	US Bancorp	1,250,060
129,643	Wells Fargo & Co	4,109,683
4,341	Zions Bancorporation	100,103

		8,588,738

Consumer Finance — 0.7%
25,743	American Express Co	1,163,583
11,254	Capital One Financial Corp	584,758
13,284	Discover Financial Services	320,410
12,940	SLM Corp †	197,982

		2,266,733

Diversified Financial Services — 4.0%
249,074	Bank of America Corp (e)	3,320,157
715,048	Citigroup Inc †,(e)	3,160,512
1,634	CME Group Inc	492,733
1,784	IntercontinentalExchange Inc †	220,395
98,031	JPMorgan Chase & Co	4,519,229
4,807	Leucadia National Corp	180,455
4,970	Moody’s Corp	168,533
3,629	NASDAQ OMX Group Inc/The †	93,773
6,366	NYSE Euronext	223,892

		12,379,679

Insurance — 3.7%
8,278	ACE Ltd	535,587
11,495	Aflac Inc	606,706
13,128	Allstate Corp/The	417,208
3,503	American International Group Inc †	123,095
8,197	AON Corp	434,113
2,454	Assurant Inc	94,504
42,597	Berkshire Hathaway Inc, Class B †	3,562,387
7,265	Chubb Corp	445,417
3,969	Cincinnati Financial Corp	130,183
11,943	Genworth Financial Inc, Class A †	160,753
10,844	Hartford Financial Services Group Inc	292,029
7,726	Lincoln National Corp	232,089
7,716	Loews Corp	332,482

6

13,256	Marsh & McLennan Cos Inc	395,161
25,864	MetLife Inc	1,156,897
7,814	Principal Financial Group Inc	250,908
16,185	Progressive Corp/The	341,989
11,960	Prudential Financial Inc	736,497
1,952	Torchmark Corp	129,769
10,626	Travelers Cos Inc/The	632,034
7,736	Unum Group	203,070
7,653	XL Group Plc	188,264

		11,401,142

Real Estate Investment Trusts (REITs) — 1.5%
2,854	Apartment Investment & Management Co, Class A	72,691
2,080	AvalonBay Communities Inc	249,766
3,509	Boston Properties Inc	332,829
7,234	Equity Residential	408,070
9,848	HCP Inc	373,633
4,334	Health Care REIT Inc	227,275
16,744	Host Hotels & Resorts Inc	294,862
9,902	Kimco Realty Corp	181,603
3,942	Plum Creek Timber Co Inc	171,911
13,880	ProLogis	221,802
3,407	Public Storage	377,870
7,308	Simon Property Group Inc	783,125
4,009	Ventas Inc	217,689
3,965	Vornado Realty Trust	346,938
13,073	Weyerhaeuser Co	321,596

		4,581,660

Real Estate Management & Development — 0.1%
7,088	CB Richard Ellis Group Inc, Class A †	189,250

Thrifts & Mortgage Finance — 0.1%
12,845	Hudson City Bancorp Inc	124,339
9,000	People’s United Financial Inc	113,220

		237,559

Total Financials		46,779,918

Health Care — 10.7%
Biotechnology — 1.2%
22,947	Amgen Inc †	1,226,517
5,928	Biogen Idec Inc †	435,056
11,480	Celgene Corp †	660,445
1,835	Cephalon Inc †	139,056
6,427	Genzyme Corp †	489,416
19,570	Gilead Sciences Inc †	830,551

		3,781,041

Health Care Equipment & Supplies — 1.8%
14,214	Baxter International Inc	764,287
5,441	Becton Dickinson and Co	433,212

7

37,080	Boston Scientific Corp †	266,605
5,438	CareFusion Corp †	153,352
12,153	Covidien PLC	631,227
2,089	CR Bard Inc	207,458
3,466	DENTSPLY International Inc	128,207
2,821	Edwards Lifesciences Corp †	245,427
958	Intuitive Surgical Inc †	319,455
26,342	Medtronic Inc	1,036,558
8,010	St Jude Medical Inc	410,593
8,331	Stryker Corp	506,525
2,902	Varian Medical Systems Inc †	196,291
4,728	Zimmer Holdings Inc †	286,186

		5,585,383

Health Care Providers & Services — 2.0%
9,462	Aetna Inc	354,163
6,741	AmerisourceBergen Corp	266,674
8,512	Cardinal Health Inc	350,099
6,608	CIGNA Corp	292,602
3,622	Coventry Health Care Inc †	115,506
2,371	DaVita Inc †	202,744
13,000	Express Scripts Inc †	722,930
4,105	Humana Inc †	287,104
2,480	Laboratory Corp of America Holdings †	228,482
6,257	McKesson Corp	494,616
9,953	Medco Health Solutions Inc †	558,961
2,359	Patterson Cos Inc	75,936
3,807	Quest Diagnostics Inc/DE	219,740
11,843	Tenet Healthcare Corp †	88,230
26,831	UnitedHealth Group Inc	1,212,761
9,241	WellPoint Inc	644,929

		6,115,477

Health Care Technology — 0.1%
1,738	Cerner Corp †	193,266

Life Sciences Tools & Services — 0.5%
8,449	Agilent Technologies Inc †	378,346
4,429	Life Technologies Corp †	232,168
2,879	PerkinElmer Inc	75,632
9,695	Thermo Fisher Scientific Inc †	538,557
2,227	Waters Corp †	193,526

		1,418,229

Pharmaceuticals — 5.1%
38,084	Abbott Laboratories	1,868,020
7,501	Allergan Inc/United States	532,721
41,754	Bristol-Myers Squibb Co	1,103,558
25,070	Eli Lilly & Co	881,712
6,967	Forest Laboratories Inc †	225,034
4,075	Hospira Inc †	224,940

8

67,311	Johnson & Johnson (e)	3,988,177
75,872	Merck & Co Inc	2,504,535
10,616	Mylan Inc/PA †	240,665
196,756	Pfizer Inc (e)	3,996,114
3,056	Watson Pharmaceuticals Inc †	171,166

		15,736,642

Total Health Care		32,830,038

Industrials — 10.9%
Aerospace & Defense — 2.7%
18,119	Boeing Co/The	1,339,538
9,214	General Dynamics Corp	705,424
3,058	Goodrich Corp	261,551
19,296	Honeywell International Inc	1,152,164
4,478	ITT Corp	268,904
2,761	L-3 Communications Holdings Inc	216,214
7,059	Lockheed Martin Corp	567,544
7,122	Northrop Grumman Corp	446,621
3,530	Precision Castparts Corp	519,545
8,892	Raytheon Co	452,336
3,826	Rockwell Collins Inc	248,039
6,705	Textron Inc	183,650
22,651	United Technologies Corp	1,917,407

		8,278,937

Air Freight & Logistics — 1.0%
4,049	CH Robinson Worldwide Inc	300,152
5,180	Expeditors International of Washington Inc	259,725
7,752	FedEx Corp	725,200
24,292	United Parcel Service Inc, Class B	1,805,382

		3,090,459

Airlines — 0.1%
18,224	Southwest Airlines Co	230,169

Building Products — 0.1%
8,745	Masco Corp	121,730

Commercial Services & Supplies — 0.5%
2,633	Avery Dennison Corp	110,481
3,083	Cintas Corp	93,322
4,881	Iron Mountain Inc	152,434
4,960	Pitney Bowes Inc	127,422
7,498	Republic Services Inc	225,240
5,032	RR Donnelley & Sons Co	95,205
2,086	Stericycle Inc †	184,966
11,606	Waste Management Inc	433,368

		1,422,438

9

Construction & Engineering — 0.2%
4,361	Fluor Corp	321,231
3,076	Jacobs Engineering Group Inc †	158,199
5,257	Quanta Services Inc †	117,914

		597,344

Electrical Equipment — 0.5%
18,558	Emerson Electric Co	1,084,344
3,458	Rockwell Automation Inc	327,300
2,309	Roper Industries Inc	199,636

		1,611,280

Industrial Conglomerates — 2.4%
17,517	3M Co	1,637,839
261,313	General Electric Co (e)	5,239,326
11,658	Tyco International Ltd	521,929

		7,399,094

Machinery — 2.4%
15,720	Caterpillar Inc	1,750,422
4,825	Cummins Inc	528,916
13,302	Danaher Corp	690,374
10,339	Deere & Co	1,001,746
4,556	Dover Corp	299,511
8,377	Eaton Corp	464,421
1,361	Flowserve Corp	175,297
12,265	Illinois Tool Works Inc	658,876
8,110	Ingersoll-Rand PLC	391,794
2,536	Joy Global Inc	250,582
8,896	PACCAR Inc	465,706
2,809	Pall Corp	161,826
3,935	Parker Hannifin Corp	372,566
1,418	Snap-On Inc	85,165

		7,297,202

Professional Services — 0.1%
1,215	Dun & Bradstreet Corp	97,492
3,010	Equifax Inc	116,938
3,589	Robert Half International Inc	109,823

		324,253

Road & Rail — 0.8%
9,127	CSX Corp	717,382
8,763	Norfolk Southern Corp	607,013
1,262	Ryder System Inc	63,857
12,083	Union Pacific Corp	1,188,122

		2,576,374

10

Trading Companies & Distributors — 0.1%
3,596	Fastenal Co	233,129
1,415	WW Grainger Inc	194,817

		427,946

Total Industrials		33,377,226

Information Technology — 17.5%
Communications Equipment — 2.0%
136,040	Cisco Systems Inc	2,333,086
1,972	F5 Networks Inc †	202,268
3,129	Harris Corp	155,198
5,431	JDS Uniphase Corp †	113,182
13,164	Juniper Networks Inc †	553,941
7,241	Motorola Mobility Holdings Inc †	176,681
8,286	Motorola Solutions Inc †	370,301
40,451	QUALCOMM Inc	2,217,928
8,999	Tellabs Inc	47,155

		6,169,740

Computers & Peripherals — 4.3%
22,672	Apple Inc †	7,900,058
41,327	Dell Inc †	599,655
50,906	EMC Corp/Massachusetts †	1,351,554
53,514	Hewlett-Packard Co	2,192,469
1,916	Lexmark International Inc, Class A †	70,969
9,053	NetApp Inc †	436,174
5,720	SanDisk Corp †	263,635
5,605	Western Digital Corp †	209,010

		13,023,524

Electronic Equipment & Instruments — 0.4%
4,259	Amphenol Corp, Class A	231,647
38,530	Corning Inc	794,874
3,868	FLIR Systems Inc	133,872
4,782	Jabil Circuit Inc	97,696
3,370	Molex Inc	84,654

		1,342,743

Information Technology Services — 3.0%
12,216	Automatic Data Processing Inc	626,803
7,486	Cognizant Technology Solutions Corp, Class A †	609,360
3,768	Computer Sciences Corp	183,615
6,460	Fidelity National Information Services Inc	211,177
3,627	Fiserv Inc †	227,485
30,011	International Business Machines Corp (e)	4,893,894
2,362	Mastercard Inc, Class A	594,563
7,852	Paychex Inc	246,239
7,162	SAIC Inc †	121,181
4,085	Teradata Corp †	207,109
3,981	Total System Services Inc	71,738

11

11,887	Visa Inc, Class A	875,121
15,999	Western Union Co/The	332,299

		9,200,584

Internet Software & Services — 1.8%
4,605	Akamai Technologies Inc †	174,990
27,986	eBay Inc †	868,685
6,175	Google Inc, Class A †	3,619,847
3,172	Monster Worldwide Inc †	50,435
4,195	VeriSign Inc	151,901
32,223	Yahoo! Inc †	536,513

		5,402,371

Office Electronics — 0.1%
34,439	Xerox Corp	366,775

Semiconductors & Semiconductor Equipment — 2.4%
13,969	Advanced Micro Devices Inc †	120,133
7,874	Altera Corp	346,614
7,285	Analog Devices Inc	286,883
32,591	Applied Materials Inc	509,071
11,703	Broadcom Corp, Class A	460,864
1,317	First Solar Inc †	211,826
135,055	Intel Corp	2,724,059
4,075	KLA-Tencor Corp	193,033
5,498	Linear Technology Corp	184,898
15,039	LSI Corp †	102,265
5,547	MEMC Electronic Materials Inc †	71,889
4,557	Microchip Technology Inc	173,212
20,899	Micron Technology Inc †	239,503
5,843	National Semiconductor Corp	83,789
2,200	Novellus Systems Inc †	81,686
14,172	NVIDIA Corp †	261,615
4,425	Teradyne Inc †	78,809
28,843	Texas Instruments Inc	996,814
6,320	Xilinx Inc	207,296

		7,334,259

Software — 3.5%
12,409	Adobe Systems Inc †	411,482
5,547	Autodesk Inc †	244,678
4,334	BMC Software Inc †	215,573
9,360	CA Inc	226,325
4,580	Citrix Systems Inc †	336,447
5,342	Compuware Corp †	61,700
8,094	Electronic Arts Inc †	158,076
6,701	Intuit Inc †	355,823
181,963	Microsoft Corp (e)	4,614,582
8,576	Novell Inc †	50,856
95,842	Oracle Corp	3,198,247
4,648	Red Hat Inc †	210,973

12

2,884	Salesforce.com Inc †	385,245
18,935	Symantec Corp †	351,055

		10,821,062

Total Information Technology		53,661,058

Materials — 3.6%
Chemicals — 2.1%
5,289	Air Products & Chemicals Inc	476,962
1,825	Airgas Inc	121,216
1,735	CF Industries Holdings Inc	237,331
28,741	Dow Chemical Co/The	1,084,973
1,759	Eastman Chemical Co	174,704
5,662	Ecolab Inc	288,875
22,680	EI du Pont de Nemours & Co	1,246,720
1,769	FMC Corp	150,241
1,950	International Flavors & Fragrances Inc	121,485
13,207	Monsanto Co	954,338
3,976	PPG Industries Inc	378,555
7,473	Praxair Inc	759,257
2,185	Sherwin-Williams Co/The	183,518
2,958	Sigma-Aldrich Corp	188,247

		6,366,422

Construction Materials — 0.0%#
3,131	Vulcan Materials Co	142,774

Containers & Packaging — 0.2%
4,308	Ball Corp	154,442
2,639	Bemis Co Inc	86,585
3,991	Owens-Illinois Inc †	120,488
3,895	Sealed Air Corp	103,841

		465,356

Metals & Mining — 1.2%
2,683	AK Steel Holding Corp	42,338
26,152	Alcoa Inc	461,583
2,405	Allegheny Technologies Inc	162,866
3,304	Cliffs Natural Resources Inc	324,717
23,292	Freeport-McMoRan Copper & Gold Inc	1,293,870
12,139	Newmont Mining Corp	662,547
7,701	Nucor Corp	354,400
2,197	Titanium Metals Corp †	40,820
3,503	United States Steel Corp	188,952

		3,532,093

Paper & Forest Products — 0.1%
10,671	International Paper Co	322,051
4,104	MeadWestvaco Corp	124,474

		446,525

Total Materials		10,953,170

13

Telecommunication Services — 2.9%
Diversified Telecommunication Services — 2.6%
145,476	AT&T Inc	4,451,565
7,520	CenturyLink Inc	312,456
24,244	Frontier Communications Corp	199,286
42,511	Qwest Communications International Inc	290,350
69,596	Verizon Communications Inc	2,682,230
12,410	Windstream Corp	159,717

		8,095,604

Wireless Telecommunication Services — 0.3%
9,735	American Tower Corp, Class A †	504,468
6,397	MetroPCS Communications Inc †	103,887
72,865	Sprint Nextel Corp †	338,094

		946,449

Total Telecommunication Services		9,042,053

Utilities — 3.0%
Electric Utilities — 1.6%
11,715	American Electric Power Co Inc	411,665
32,709	Duke Energy Corp	593,668
7,947	Edison International	290,781
4,413	Entergy Corp	296,598
16,287	Exelon Corp	671,676
10,200	FirstEnergy Corp	378,318
10,359	NextEra Energy Inc	570,988
4,301	Northeast Utilities	148,815
5,476	Pepco Holdings Inc	102,127
2,651	Pinnacle West Capital Corp	113,436
11,789	PPL Corp	298,262
7,145	Progress Energy Inc	329,670
20,810	Southern Co	793,069

		4,999,073

Gas Utilities — 0.1%
1,110	Nicor Inc	59,607
2,597	Oneok Inc	173,687

		233,294

Independent Power Producers & Energy Traders — 0.1%
16,148	AES Corp/The †	209,924
4,873	Constellation Energy Group Inc	151,697
6,030	NRG Energy Inc †	129,886

		491,507

Multi-Utilities — 1.2%
5,850	Ameren Corp	164,210
10,323	CenterPoint Energy Inc	181,272
5,966	CMS Energy Corp	117,172
7,087	Consolidated Edison Inc	359,453
14,294	Dominion Resources Inc/VA	638,942

14

4,125	DTE Energy Co	201,960
1,892	Integrys Energy Group Inc	95,565
6,788	NiSource Inc	130,194
9,751	PG&E Corp	430,799
12,341	Public Service Enterprise Group Inc	388,865
2,762	SCANA Corp	108,740
5,855	Sempra Energy	313,242
5,238	TECO Energy Inc	98,265
5,702	Wisconsin Energy Corp	173,911
11,878	Xcel Energy Inc	283,765

		3,686,355

Total Utilities		9,410,229

TOTAL COMMON STOCKS
(Cost $129,764,396)		296,673,340

INVESTMENT COMPANY — 2.4%
(Cost $7,463,276)
7,463,276	State Street Institutional Liquid Reserves Fund	7,463,276

Principal
Amount

U.S. TREASURY BILL — 1.2%
(Cost $3,498,281)
3,500,000	0.170% due 07/14/2011 (e),(g)	3,498,989

TOTAL INVESTMENTS

(Cost $140,725,953)(h)	100.2%	307,635,605
OTHER ASSETS AND LIABILITIES (Net)	(0.2)	(579,155)

NET ASSETS	100.0%	$307,056,450

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Subsequent Events: Effective May 2011, the Fund’s portfolio management members are David J. Jones and Eric R. Lessnau. Management has reviewed subsequent events through the date this report was issued, and determined that no other events have occurred that require disclosure.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$307,635,605	$527,705
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$307,635,605	$527,705

* Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

(c)	As of March 31, 2011, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(d)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(e)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(f)	The Fund’s sub-advisor, World Asset Management, Inc., is an indirect subsidiary of Comerica Incorporated. The term “affiliated company” includes any company with control over an investment advisor or sub-advisor to the Fund. At March 31, 2011, the Fund held the following security of a company that could be deemed to be an affiliated company

	Value at	Purchased		Sold		Value at
	6/30/10	Cost	Shares	Proceeds	Shares	3/31/11

Comerica Inc	$189,122	$—	—	$33,257	830	$158,079

(g)	Rate represents annualized yield at date of purchase.

(h)	At March 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $172,859,161, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,949,509 and net appreciation for financial reporting purposes was $166,909,652. At March 31, 2011, aggregate cost for financial reporting purposes was $140,725,953.

16

DERIVATIVES:

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of March 31, 2011 is as follows:

Asset Derivatives
		Notional	Market	Balance
		Value of	Value of	Sheet
	Contracts	Contracts	Contracts	Location	Fair Value

S&P 500® Index Futures, June 2011 (Equity Contracts)	164	$10,304,495	$10,832,200	Net Assets- Unrealized Appreciation	$527,705	*

*	Includes cumulative appreciation/(depreciation) of futures contracts.

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

17

Munder International Equity Fund

Portfolio of Investments, March 31, 2011 (Unaudited) (a),(b),(c)

Shares		Value(d),(e),(f)

COMMON STOCKS — 95.4%
Australia — 7.9%
67,675	Adelaide Brighton Ltd	$225,399
27,834	AMP Ltd	156,330
11,550	Ansell Ltd	161,520
86,775	Ausdrill Ltd	341,072
875	BHP Billiton Ltd, ADR	83,895
20,328	BlueScope Steel Ltd	41,527
22,475	Boral Ltd	116,235
72,825	Caltex Australia Ltd	1,175,094
27,550	Challenger Ltd/AU	140,487
7,225	Coca-Cola Amatil Ltd	87,735
4,800	Commonwealth Bank of Australia	260,160
18,250	Iress Market Technology Ltd	176,499
105,550	Metcash Ltd	454,170
12,300	OneSteel Ltd	31,043
71,297	Qantas Airways Ltd †	160,766
21,217	QBE Insurance Group Ltd	387,782
4,325	Sonic Healthcare Ltd	53,593
37,575	Suncorp Group Ltd	329,581
34,038	TABCORP Holdings Ltd	263,702
27,128	Wesfarmers Ltd	891,742
475	Westpac Banking Corp, ADR	59,422

		5,597,754

Austria — 0.9%
2,075	Erste Group Bank AG	104,703
1,825	Vienna Insurance Group AG Wiener Versicherung Gruppe	104,232
8,625	Voestalpine AG	404,959

		613,894

Belgium — 0.8%
5,650	Delhaize Group SA	460,012
20,950	Dexia SA †	81,589

		541,601

Finland — 2.1%
16,325	Fortum OYJ †	554,333
25,625	Huhtamaki OYJ †	363,157
200	Kesko OYJ, B Shares †	9,354
26,975	UPM-Kymmene OYJ, ADR †	572,949

		1,499,793

1

France — 9.1%
7,045	AXA SA	147,217
16,700	AXA SA, ADR	349,698
5,560	BNP Paribas	406,668
8,200	BNP Paribas, ADR	300,694
6,125	Cap Gemini SA	355,764
7,200	Casino Guichard Perrachon SA	681,514
16,150	CNP Assurances	342,859
9,015	Credit Agricole SA	147,947
13,600	France Telecom SA, ADR	306,136
3,475	GDF Suez	141,587
7,659	GDF Suez, ADR	314,019
500	Lafarge SA	31,189
1,475	PPR	226,073
2,025	Sanofi-Aventis SA	141,985
8,341	Sanofi-Aventis SA, ADR	293,770
925	SCOR SE	25,189
8,185	Total SA, ADR	499,039
23,087	Vinci SA	1,442,739
12,025	Vivendi SA	343,393

		6,497,480

Germany — 6.3%
1,019	Allianz SE	143,012
39,475	Allianz SE, ADR	556,203
2,450	BASF SE	211,904
1,200	Deutsche Bank AG	70,551
6,350	Deutsche Bank AG, GRS	375,094
34,888	Deutsche Telekom AG	537,448
16,725	E.ON AG	510,792
13,275	E.ON AG, ADR	407,277
4,725	Muenchener Rueckversicherungs AG	743,286
3,225	RWE AG	205,420
1,025	Stada Arzneimittel AG	39,715
4,425	Volkswagen AG	679,161

		4,479,863

Greece — 1.3%
15,075	Hellenic Telecommunications Organization SA	168,350
45,175	Public Power Corp SA	786,190

		954,540

Hong Kong — 1.9%
180,825	Champion REIT	105,307
71,625	China Pharmaceutical Group Ltd	42,357
209,875	Dah Chong Hong Holdings Ltd	235,546
1,875	Hang Seng Bank Ltd	30,276
825	Hopson Development Holdings Ltd †	935
54,900	Hutchison Whampoa Ltd	650,030
605	Noble Group Ltd	1,027

2

127,325	NWS Holdings Ltd	194,788
98,925	TPV Technology Ltd	59,519

		1,319,785

Ireland — 0.2%
5,470	Allied Irish Banks PLC, ADR †	13,128
9,875	Smurfit Kappa Group PLC †	125,814

		138,942

Israel — 1.4%
2,425	Delek Group Ltd	656,375
446,850	Oil Refineries Ltd †	328,694

		985,069

Italy — 4.0%
180,400	Enel SpA	1,137,188
20,611	ENI SpA	506,207
80,300	Intesa Sanpaolo SpA	237,617
13,750	Mediolanum SpA	73,932
121,050	Telecom Italia SpA	162,803
25,850	Telecom Italia SpA, Ordinary Shares, ADR	397,573
2,361	Telecom Italia SpA, Saving Shares, ADR	31,755
128,951	UniCredit SpA	318,715

		2,865,790

Japan — 20.7%
7,050	Aeon Co Ltd	81,705
8,075	Astellas Pharma Inc	299,002
24,500	Brother Industries Ltd	359,930
6,300	Canon Inc	274,176
13,874	Canon Inc, ADR	601,438
425	Daito Trust Construction Co Ltd	29,277
52,800	DIC Corp	122,510
92,300	Fujitsu Ltd	521,532
11,425	Fuyo General Lease Co Ltd	340,497
300	Hanwa Co Ltd	1,327
6,350	Hitachi Ltd, ADR	327,851
11,725	Honda Motor Co Ltd, ADR	439,805
13,550	Isuzu Motors Ltd	53,594
143,450	ITOCHU Corp	1,502,103
400	Kyowa Hakko Kirin Co Ltd	3,751
207,700	Marubeni Corp	1,495,700
8,225	MEIJI Holdings Co Ltd	330,760
875	Miraca Holdings Inc	33,504
120,400	Mitsubishi Chemical Holdings Corp	757,023
15,425	Mitsubishi Corp, ADR	853,465
10,175	Mitsubishi UFJ Financial Group Inc, ADR	46,805
1,313,075	Mizuho Financial Group Inc	2,178,461
74,075	NEC Corp †	161,187
64,025	Nichirei Corp	273,249

3

263,575	Nippon Light Metal Co Ltd	519,672
9,300	Nippon Paper Group Inc	198,120
43,750	Nippon Telegraph & Telephone Corp, ADR	983,937
70,775	Nissan Motor Co Ltd	627,939
25,000	NOF Corp	114,210
34,750	NTT DoCoMo Inc, ADR	611,253
5	ORIX Corp	468
14,275	Rengo Co Ltd	93,187
2,600	Ricoh Co Ltd, ADR	152,334
1,800	Seven & I Holdings Co Ltd	45,920
1,275	Sumitomo Mitsui Financial Group Inc	39,639
17,875	Tosoh Corp	64,254
21,275	Toyo Ink SC Holdings Co Ltd	108,703
17,000	Yokohama Rubber Co Ltd/The	82,364

		14,730,652

Netherlands — 5.1%
66,275	ING Groep NV, ADR †	842,355
14,350	Mediq NV	286,749
19,875	Royal Dutch Shell PLC, Class A, ADR	1,448,093
13,085	Royal Dutch Shell PLC, Class B, ADR	958,345
3,975	Unilever NV, NYR	124,656

		3,660,198

New Zealand — 0.9%
647,975	Air New Zealand Ltd	548,790
16,675	Fletcher Building Ltd	118,833

		667,623

Norway — 1.7%
16,325	Atea ASA	183,759
6,750	DnB NOR ASA	103,564
29,550	Leroey Seafood Group ASA	908,368

		1,195,691

Portugal — 0.4%
123,075	BANIF SGPS SA	140,584
44,775	EDP — Energias de Portugal SA	174,375

		314,959

Singapore — 0.6%
9,325	Jardine Cycle & Carriage Ltd	270,762
67,725	Neptune Orient Lines Ltd/Singapore †	104,234
10,700	Venture Corp Ltd	81,576

		456,572

Spain — 4.6%
13,700	Almirall SA	152,995
30,757	Banco Bilbao Vizcaya Argentaria SA, ADR	369,084
98,970	Banco Santander SA, ADR	1,159,929
600	Endesa SA	18,592

4

16,225	Fomento de Construcciones y Contratas SA	537,141
11,500	Gas Natural SDG SA	216,027
63,850	Mapfre SA	240,608
11,825	Repsol YPF SA	405,134
7,325	Telefonica SA, ADR	184,737

		3,284,247

Sweden — 2.2%
13,575	Boliden AB	292,495
39,725	Peab AB	354,019
37,875	Svenska Cellulosa AB, B Shares	609,658
18,550	Swedbank AB, Class A	317,400

		1,573,572

Switzerland — 6.8%
1,200	Credit Suisse Group AG	50,992
125	Galenica AG	77,096
125	Helvetia Holding AG	51,817
6,950	Holcim Ltd	523,614
7,925	Nestle SA, ADR	455,529
3,186	Novartis AG	172,810
16,657	Novartis AG, ADR	905,308
25	Roche Holding AG	3,571
16,525	Swatch Group AG/The	1,313,364
2,125	Swiss Life Holding AG †	351,198
32,675	Zurich Financial Services AG, ADR	917,514

		4,822,813

United Kingdom — 16.5%
29,525	AstraZeneca PLC, ADR	1,361,693
131,757	Aviva PLC	914,785
56,850	Barclays PLC, ADR	1,031,259
50,851	BP PLC	370,351
21,500	BP PLC, ADR	949,010
9,350	British American Tobacco PLC	375,281
11,025	British American Tobacco PLC, ADR	892,915
165,875	DS Smith PLC	529,532
7,700	Firstgroup PLC	40,306
16,968	GlaxoSmithKline PLC	323,782
12,736	GlaxoSmithKline PLC, ADR	489,190
37,625	Greene King PLC	270,223
72,900	Home Retail Group PLC	225,823
1,922	HSBC Holdings PLC, ADR	99,560
3,025	Imperial Tobacco Group PLC, ADR	188,034
30,940	Inchcape PLC †	171,932
4,450	Johnson Matthey PLC	132,780
24,075	Mondi PLC	231,533
181,475	Old Mutual PLC	395,926
4,400	Rexam PLC, ADR	129,668
94,125	Royal Bank of Scotland Group PLC, ADR †	1,240,567

5

106,025	Stagecoach Group PLC	366,364
34,919	Vodafone Group PLC, ADR	1,003,921

		11,734,435

TOTAL COMMON STOCKS
(Cost $55,565,603)		67,935,273

PREFERRED STOCK — 2.3%
(Cost $601,517)
Germany — 2.3%
10,300	Volkswagen AG	1,670,644

INVESTMENT COMPANIES — 2.0%
Multi-Country — 1.3%
3,850	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	158,543
20,000	Vanguard MSCI EAFE ETF	746,200

		904,743

United States — 0.7%
482,615	State Street Institutional Liquid Reserves Fund	482,615

TOTAL INVESTMENT COMPANIES
(Cost $1,352,687)		1,387,358

TOTAL INVESTMENTS
(Cost $57,519,807)(g)	99.7%	70,993,275
OTHER ASSETS AND LIABILITIES (Net)	0.3	192,227

NET ASSETS	100.0%	$71,185,502

†	Non-income producing security.

(a)	Country classifications are based on the country in which the issuer’s headquarters is located. In the case of investments in investment companies, including exchange-traded funds, country classification is based on the country exposure represented by the investment company, which may be “multi-country”.

(b)	Subsequent Events: Management has reviewed subsequent events through the date this report was issued, and determined that no events have occurred that require disclosure.

(c)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

• Level 1 — quoted prices in active markets for identical securities

6

• Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$70,993,275 *
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$70,993,275

* Securities that were fair valued due to a significant event at a total value of $42,733,901 on June 30, 2010 were transferred from Level 2 to Level 1 during the period ended March 31, 2011 (see note (f) below).

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

(e)	As of March 31, 2011, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (d) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

7

(g)	At March 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $16,945,725, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,472,257 and net appreciation for financial reporting purposes was $13,473,468. At March 31, 2011, aggregate cost for financial reporting purposes was $57,519,807.

ABBREVIATIONS:
ADR — American Depositary Receipt
GRS — Global Registered Shares
NYR — New York Registered Shares

At March 31, 2011, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Commercial Banks	12.2%	$8,687,770
Oil, Gas & Consumable Fuels	9.3	6,639,967
Insurance	8.8	6,231,167
Pharmaceuticals	5.9	4,229,930
Trading Companies & Distributors	5.4	3,853,623
Electric Utilities	5.0	3,588,747
Diversified Telecommunication Services	3.9	2,772,740
Food & Staples Retailing	3.7	2,624,417
Construction & Engineering	3.3	2,333,899
Food Products	2.9	2,092,562
Automobiles	2.5	1,800,498
Metals & Mining	2.4	1,714,663
Wireless Telecommunication Services	2.3	1,615,174
Paper & Forest Products	2.3	1,612,260
Chemicals	2.1	1,511,384
Industrial Conglomerates	2.1	1,501,193
Tobacco	2.1	1,456,230
Office Electronics	2.0	1,387,879
Diversified Financial Services	1.9	1,323,808
Textiles, Apparel & Luxury Goods	1.8	1,313,364
Containers & Packaging	1.7	1,241,358
Construction Materials	1.4	1,015,270
Computers & Peripherals	1.0	742,238
Information Technology Services	1.0	716,022
Airlines	1.0	709,556
Distributors	1.0	678,240
Multi-Utilities	0.9	661,026
Hotels, Restaurants & Leisure	0.8	533,925
Capital Markets	0.7	496,637
Health Care Providers & Services	0.6	450,942
Electronic Equipment & Instruments	0.6	409,427
Road & Rail	0.6	406,669
Media	0.5	343,393
Multiline Retail	0.3	226,073

8

Internet & Catalog Retail	0.3		225,823
Gas Utilities	0.3		216,027
Health Care Equipment & Supplies	0.2		161,520
Real Estate Investment Trusts (REITs)	0.2		105,307
Marine	0.2		104,234
Beverages	0.1		87,735
Auto Components	0.1		82,364
Real Estate Management & Development	0.0	#	30,212

TOTAL COMMON STOCKS	95.4		67,935,273
PREFERRED STOCK	2.3		1,670,644
INVESTMENT COMPANIES	2.0		1,387,358

TOTAL INVESTMENTS	99.7		70,993,275
OTHER ASSETS AND LIABILITIES (NET)	0.3		192,227

NET ASSETS	100.0%		$71,185,502

#	Amount represents less than 0.05% of net assets.

9

Munder International Fund — Core Equity

Portfolio of Investments, March 31, 2011 (Unaudited) (a),(b),(c)

Shares		Value(d),(e),(g)

COMMON STOCKS — 97.2%
Australia — 6.9%
14,948	Australia & New Zealand Banking Group Ltd	$368,137
10,322	BHP Billiton Ltd	497,101
15,140	Fortescue Metals Group Ltd	100,381
116,037	Goodman Group	82,216
5,922	Ramsay Health Care Ltd	116,934
5,369	Rio Tinto Ltd	470,653
39,957	Stockland	153,332

		1,788,754

Austria — 0.3%
1,672	Erste Group Bank AG	84,368

Belgium — 0.7%
1,598	Bekaert SA	182,284

Denmark — 0.6%
1,301	Novo Nordisk A/S, Class B	163,453

Finland — 1.6%
7,935	Fortum OYJ †	269,441
17,414	M-real OYJ, B Shares †	76,012
2,579	Sampo OYJ, A Shares	82,273

		427,726

France — 9.4%
915	Arkema SA	83,108
1,476	Atos Origin SA †	86,548
6,097	BNP Paribas	445,945
1,657	Danone	108,245
2,819	Legrand SA	117,276
1,617	Pernod-Ricard SA	151,017
1,418	Publicis Groupe SA	79,529
2,878	Renault SA †	159,110
4,046	Sanofi-Aventis SA	283,689
877	Schneider Electric SA	149,892
8,089	Societe Television Francaise 1	148,513
8,506	STMicroelectronics NV	105,358
4,058	Total SA	247,034
2,146	Vinci SA	134,106
5,061	Vivendi SA	144,525

		2,443,895

Germany — 9.1%
5,353	BASF SE	462,990
1,796	Bayer AG	139,075

1

3,386	Daimler AG †	239,212
2,679	Fresenius SE & Co KGaA	247,809
3,051	Hannover Rueckversicherung AG	166,577
4,306	Lanxess AG	322,088
2,179	Metro AG	148,892
1,783	Rheinmetall AG	147,746
1,944	SAP AG	119,017
2,085	Siemens AG	285,765
451	Wacker Chemie AG	101,434

		2,380,605

Hong Kong — 2.4%
24,154	BOC Hong Kong Holdings Ltd	78,717
19,000	Cheung Kong Holdings Ltd	310,212
25,000	Cheung Kong Infrastructure Holdings Ltd	118,113
19,000	Wharf Holdings Ltd	131,413

		638,455

Israel — 0.6%
1,690	Check Point Software Technologies Ltd †	86,274
1,410	Teva Pharmaceutical Industries Ltd, ADR	70,740

		157,014

Italy — 3.3%
41,596	Enel SpA	262,209
9,234	ENI SpA	226,788
2,409	Saipem SpA	128,060
43,341	Snam Rete Gas SpA	243,603

		860,660

Japan — 21.1%
5,900	Aeon Co Ltd	68,377
3,100	Aisin Seiki Co Ltd	107,632
10,000	Asahi Glass Co Ltd	125,751
4,200	Canon Inc	182,784
27,000	Chiba Bank Ltd/The	151,262
6,000	Daihatsu Motor Co Ltd	87,425
3,700	Daito Trust Construction Co Ltd	254,881
13,000	Daiwa House Industry Co Ltd	159,726
2,834	Dena Co Ltd	102,383
3,000	FamilyMart Co Ltd	112,707
500	FANUC CORP	75,679
6,800	Honda Motor Co Ltd	255,470
13,400	JX Holdings Inc	90,214
4,700	Komatsu Ltd	159,624
1,500	Kyocera Corp	152,020
24,000	Mitsubishi Chemical Holdings Corp	150,902
11,600	Mitsubishi Corp	322,005
10,700	Mitsui & Co Ltd	191,797
67,400	Mizuho Financial Group Inc	111,820

2

3,000	Nihon Kohden Corp	65,316
7,000	Nippon Electric Glass Co Ltd	99,135
2,857	Nippon Telegraph & Telephone Corp	128,287
1,200	Nippon Television Network Corp	170,666
24,300	Nissan Motor Co Ltd	215,598
4,400	Nitto Denko Corp	233,277
2,500	ORIX Corp	234,131
5,500	Sega Sammy Holdings Inc	95,612
15,800	Showa Shell Sekiyu KK	164,876
3,200	Softbank Corp	127,723
12,100	Sumitomo Electric Industries Ltd	167,433
10,000	Sumitomo Metal Mining Co Ltd	172,037
5,400	Sumitomo Mitsui Financial Group Inc	167,882
31,053	Sumitomo Trust & Banking Co Ltd/The (f),(h)	164,094
4,000	Taisho Pharmaceutical Co Ltd	86,559
2,200	Takeda Pharmaceutical Co Ltd	102,621
1,600	Tokyo Electron Ltd	88,194
18,000	Tokyo Gas Co Ltd	82,231
7,600	UNY Co Ltd	70,536

		5,498,667

Netherlands — 2.1%
3,046	ASML Holding NV †	134,252
3,298	Heineken NV	180,203
6,818	Koninklijke KPN NV	116,143
3,903	SBM Offshore NV	113,282

		543,880

Norway — 2.7%
24,800	DnB NOR ASA	380,504
146,000	Marine Harvest ASA	181,370
2,850	Yara International ASA	144,400

		706,274

Portugal — 0.4%
28,956	EDP — Energias de Portugal SA	112,768

Singapore — 1.6%
278,000	Golden Agri-Resources Ltd	152,178
11,000	Keppel Corp Ltd	107,338
39,000	SembCorp Industries Ltd	161,198

		420,714

Spain — 3.4%
13,566	Banco Santander SA (i)	157,497
59,225	Mapfre SA	223,180
1,497	Red Electrica Corp SA	85,074
4,242	Repsol YPF SA	145,334
10,805	Telefonica SA	270,501

		881,586

3

Sweden — 3.3%
10,041	Castellum AB	146,036
28,800	Skandinaviska Enskilda Banken AB, A Shares	256,886
3,164	Svenska Handelsbanken AB, A Shares	103,764
19,231	TeliaSonera AB	166,202
11,400	Volvo AB, B Shares †	200,479

		873,367

Switzerland — 6.8%
1,620	Adecco SA	106,530
4,852	Cie Financiere Richemont SA	280,238
125	Galenica AG	77,096
2,053	Nestle SA	117,682
7,599	Novartis AG	412,174
633	Roche Holding AG	90,419
880	Swiss Life Holding AG †	145,437
8,863	UBS AG †	159,023
1,340	Zurich Financial Services AG	375,083

		1,763,682

United Kingdom — 20.9%
33,229	Aberdeen Asset Management PLC	112,369
5,074	AstraZeneca PLC	233,040
40,601	Aviva PLC	281,892
42,898	BAE Systems PLC	223,586
15,674	Balfour Beatty PLC	86,446
42,515	Beazley PLC	84,026
35,703	BP PLC	260,027
6,531	British American Tobacco PLC	262,135
88,634	BT Group PLC	263,898
30,978	Centrica PLC	161,657
11,089	Cookson Group PLC †	122,655
26,981	HSBC Holdings PLC	277,443
24,504	ICAP PLC	207,553
68,330	ITV PLC †	84,787
48,624	Kingfisher PLC	191,808
41,542	Logica PLC	87,301
4,180	Petrofac Ltd	99,846
4,019	Reckitt Benckiser Group PLC	206,442
17,122	Royal Dutch Shell PLC, B Shares (i)	620,756
5,543	Schroders PLC	154,366
22,309	Stagecoach Group PLC	77,088
28,004	Tesco PLC	171,160
5,206	Travis Perkins PLC	84,851
145,834	Vodafone Group PLC (i)	412,916
5,519	Whitbread PLC	146,084

4

39,491	WM Morrison Supermarkets PLC	174,850
15,123	Xstrata PLC	353,473

		5,442,455

TOTAL COMMON STOCKS
(Cost $22,405,816)		25,370,607

PREFERRED STOCK — 1.0%
(Cost $230,456)
Germany — 1.0%
4,296	Henkel AG & Co KGaA	266,119

INVESTMENT COMPANY — 1.0%
(Cost $265,800)
265,800	State Street Institutional Liquid Reserves Fund	265,800

TOTAL INVESTMENTS
(Cost $22,902,072)(j)	99.2%	25,902,526
OTHER ASSETS AND LIABILITIES (Net)	0.8	204,071

NET ASSETS	100.0%	$26,106,597

†	Non-income producing security.

(a)	Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(b)	Subsequent Events: Effective April 18, 2011, the Fund’s primary benchmark changed from the MSCI EAFE Index to the MSCI ACWI (All Country World Index) ex U.S. and the Fund invests primarily in securities in countries represented in the MSCI ACWI ex U.S. Management has reviewed subsequent events through the date this report was issued, and determined that no other events have occurred that require disclosure.

(c)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

		Investments in
	Investments in	Other Financial
Valuation Inputs	Securities(1)	Instruments(2)

Level 1 — Quoted Prices	$25,738,432	$13,323
Level 2 — Other Significant Observable Inputs	164,094	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$25,902,526	$13,323

(1) Securities that were fair valued due to a significant event at a total value of $40,609,758 on June 30, 2010 were transferred from Level 2 to Level 1 during the period ended March 31, 2011 (see note (g) below).

(2) Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

(e)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (d) above).

(f)	Security value was determined based on Level 2 inputs established by ASC Topic 820 (see note (d) above).

(g)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

6

(h)	Security valued at fair value as of March 31, 2011, in accordance with guidelines approved by the Board of Trustees (see note (g) above). At March 31, 2011, this security represents $164,094, 0.6% of net assets.

(i)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(j)	At March 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,215,818, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $215,364 and net appreciation for financial reporting purposes was $3,000,454. At March 31, 2011, aggregate cost for financial reporting purposes was $22,902,072.

ABBREVIATION:
ADR	— American Depositary Receipt

DERIVATIVES:

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of March 31, 2011 is as follows:

Asset Derivatives
		Notional	Market	Balance
		Value of	Value of	Sheet
	Contracts	Contracts	Contracts	Location	Fair Value

Equity Contracts
MSCI EAFE Emini Index, June 2011	3	$239,727	$253,050	Net Assets- Unrealized Appreciation	$13,323	*

* Includes cumulative appreciation/(depreciation) of futures contracts.

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s

7

clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

INDUSTRY DIVERSIFICATION:

At March 31, 2011, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Commercial Banks	10.5%	$2,748,320
Oil, Gas & Consumable Fuels	6.7	1,755,030
Metals & Mining	6.1	1,593,643
Pharmaceuticals	6.1	1,581,770
Chemicals	5.7	1,498,199
Insurance	5.2	1,358,468
Real Estate Management & Development	3.8	1,002,268
Automobiles	3.7	956,815
Diversified Telecommunication Services	3.6	945,031
Electric Utilities	3.2	847,606
Industrial Conglomerates	3.2	824,702
Food & Staples Retailing	2.9	746,523
Capital Markets	2.4	633,311
Media	2.4	628,020
Electrical Equipment	2.4	616,885
Trading Companies & Distributors	2.3	598,654
Food Products	2.1	559,474
Wireless Telecommunication Services	2.1	540,639
Health Care Providers & Services	1.7	441,839
Machinery	1.7	435,781
Energy Equipment & Services	1.3	341,188
Beverages	1.3	331,220
Semiconductors & Semiconductor Equipment	1.2	327,805
Gas Utilities	1.2	325,834
Textiles, Apparel & Luxury Goods	1.1	280,238
Tobacco	1.0	262,135
Electronic Equipment & Instruments	1.0	251,154
Real Estate Investment Trusts (REITs)	0.9	235,548
Diversified Financial Services	0.9	234,131
Aerospace & Defense	0.9	223,586
Construction & Engineering	0.8	220,552
Household Products	0.8	206,442
Software	0.8	205,292
Specialty Retail	0.7	191,808
Office Electronics	0.7	182,784
Information Technology Services	0.7	173,848
Multi-Utilities	0.6	161,657
Hotels, Restaurants & Leisure	0.6	146,084
Building Products	0.5	125,751
Auto Components	0.4	107,632

8

Professional Services	0.4	106,530
Internet & Catalog Retail	0.4	102,382
Leisure Equipment & Products	0.4	95,612
Road & Rail	0.3	77,088
Paper & Forest Products	0.3	76,012
Health Care Equipment & Supplies	0.2	65,316

TOTAL COMMON STOCKS	97.2	25,370,607
PREFERRED STOCK:
Household Products	1.0	266,119
INVESTMENT COMPANY	1.0	265,800
TOTAL INVESTMENTS	99.2	25,902,526
OTHER ASSETS AND LIABILITIES (NET)	0.8	204,071

NET ASSETS	100.0%	$26,106,597

9

Munder International Small-Cap Fund

Portfolio of Investments, March 31, 2011 (Unaudited) (a),(b),(c)

Shares		Value(d),(e),(g)

COMMON STOCKS — 95.4%
Australia — 6.4%
138,093	Alacer Gold Corp †	$1,252,676
1,587,075	Beach Energy Ltd	1,592,343
448,484	Boart Longyear Ltd	2,171,002
26,037	Campbell Brothers Ltd	1,248,269
290,036	Challenger Ltd/AU	1,478,993
1,111,080	Commonwealth Property Office Fund	988,351
480,869	Envestra Ltd	298,432
1,516,964	FKP Property Group	1,333,711
499,952	FlexiGroup Ltd	1,003,223
60,585	Flight Centre Ltd	1,396,200
132,941	GrainCorp Ltd	1,046,432
302,305	iiNET Ltd	828,626
693,184	Mount Gibson Iron Ltd †	1,426,819
1,212,087	PanAust Ltd †	984,172
83,743	Ramsay Health Care Ltd	1,653,567

		18,702,816

Austria — 1.4%
25,773	RHI AG †	927,747
16,797	Schoeller-Bleckmann Oilfield Equipment AG	1,651,332
42,380	Zumtobel AG	1,448,069

		4,027,148

Belgium — 0.5%
20,356	Barco NV †	1,567,628

Canada — 12.0%
25,102	Atco Ltd, Class I	1,519,843
20,975	Baytex Energy Corp	1,226,480
85,561	C&C Energia Ltd †	1,086,391
115,037	Celestica Inc †	1,234,023
33,073	Dorel Industries Inc, Class B	1,061,952
179,512	Gammon Gold Inc †	1,868,258
124,580	Gran Tierra Energy Inc †	1,005,361
25,905	Home Capital Group Inc	1,520,633
51,369	IESI-BFC Ltd	1,305,552
36,180	Laurentian Bank of Canada	1,889,048
100,389	Major Drilling Group International	1,705,422
84,500	Martinrea International Inc †	819,288
236,132	Neo Material Technologies Inc †	2,272,420
125,983	New Gold Inc †	1,482,688
87,160	Nordion Inc	1,030,231
21,613	Open Text Corp †	1,346,922

1

31,719	Pan American Silver Corp	1,178,134
80,000	Pason Systems Inc	1,299,639
59,525	Quadra FNX Mining Ltd †	829,482
130,453	SEMAFO Inc †	1,250,034
33,322	SXC Health Solutions Corp †	1,817,501
184,348	Taseko Mines Ltd †	1,095,250
65,352	Thompson Creek Metals Co Inc †	819,007
72,153	TransForce Inc	1,060,526
78,106	Transglobe Energy Corp †	1,185,890
104,000	Trican Well Service Ltd	2,348,179

		35,258,154

Denmark — 0.6%
43,311	Christian Hansen Holding A/S	984,565
5,617	Topdanmark A/S †	933,106

		1,917,671

Finland — 1.6%
37,308	Cargotec Oyj, B Shares	1,818,827
61,553	Huhtamaki OYJ †	872,329
354,881	Sponda OYJ	2,016,778

		4,707,934

France — 8.0%
184,078	Alcatel-Lucent/France †	1,056,805
16,371	Arkema SA	1,486,950
25,811	Atos Origin SA †	1,513,470
39,112	Ingenico	1,751,295
35,415	IPSOS	1,734,821
35,566	Legrand SA	1,479,613
39,059	Rhodia SA	1,143,622
7,676	Rubis	916,181
21,208	SEB SA	2,089,491
21,211	Societe BIC SA	1,885,377
65,244	Societe Television Francaise 1	1,197,868
15,351	Sopra Group SA	1,668,424
22,671	Technip SA	2,417,732
32,949	Valeo SA †	1,921,745
17,029	Zodiac Aerospace	1,238,289

		23,501,683

Germany — 5.9%
57,681	Aareal Bank AG †	1,849,900
15,353	Adidas AG	967,264
23,375	Bilfinger Berger SE	2,029,031
46,601	Deutsche Lufthansa †	987,672
37,177	GEA Group AG	1,224,451
31,660	Gerresheimer AG †	1,449,254
23,104	Hannover Rueckversicherung AG	1,261,423
166,042	Infineon Technologies AG	1,702,501

2

25,631	Lanxess AG	1,917,193
289,477	QSC AG †	1,090,846
20,253	Rheinmetall AG	1,678,237
8,783	SMA Solar Technology AG	1,100,836

		17,258,608

Hong Kong — 2.1%
816,000	Dah Chong Hong Holdings Ltd	915,811
1,782,000	Giordano International Ltd	1,079,021
369,857	Great Eagle Holdings Ltd	1,238,634
2,514,000	Hutchison Telecommunications Hong Kong Holdings Ltd	807,991
532,453	Peace Mark Holdings Ltd †,(f),(h)	0
2,058,000	Xinyi Glass Holdings Ltd	2,143,047

		6,184,504

Italy — 2.7%
203,468	Amplifon SpA	1,235,312
112,810	Banca Generali SpA	1,717,050
156,071	Credito Emiliano SpA	1,024,523
107,874	De’Longhi SpA	1,041,870
111,893	MARR SpA	1,376,428
157,794	Recordati SpA	1,586,623

		7,981,806

Japan — 15.9%
184,300	Alps Electric Co Ltd	1,770,326
63,300	Asahi Holdings Inc	1,287,612
86,100	Avex Group Holdings Inc	1,049,596
101,000	CKD Corp	1,011,457
176,000	Dainippon Screen Manufacturing Co Ltd	1,845,059
37,200	Don Quijote Co Ltd	1,175,749
252	Dr Ci:Labo Co Ltd	933,109
51,300	Exedy Corp	1,540,604
46,100	FCC Co Ltd	1,108,440
119,100	Hulic Co Ltd	1,035,216
80,759	K’s Holdings Corp (i)	2,330,147
136,000	Kagoshima Bank Ltd/The	920,510
75,900	Kintetsu World Express Inc	2,372,445
73,113	Kuroda Electric Co Ltd	909,737
61,500	Lintec Corp	1,748,587
112,000	Makino Milling Machine Co Ltd †	950,613
357,000	Mitsui Mining & Smelting Co Ltd	1,240,358
77,000	Nabtesco Corp	1,936,571
118,400	Nichii Gakkan Co	930,916
56,200	Nihon Kohden Corp	1,223,590
102,100	Nihon Unisys Ltd	670,192
116,000	Nippon Shokubai Co Ltd	1,453,138
40,300	NS Solutions Corp	772,764
197	Osaka Securities Exchange Co Ltd	988,789
322,100	Pioneer Corp †	1,339,825

3

166,000	Rengo Co Ltd	1,083,650
291,264	Ryobi Ltd	1,166,036
92,000	San-In Godo Bank Ltd/The	685,742
142,000	Shiga Bank Ltd/The	746,021
79,000	Shin-Kobe Electric Machinery Co Ltd	1,071,315
110,300	Ship Healthcare Holdings Inc	1,388,364
46,300	SHO-BOND Holdings Co Ltd	1,235,149
69,000	Taiyo Yuden Co Ltd	924,922
56,100	Tokyo Seimitsu Co Ltd	1,003,568
79,900	Tokyu Livable Inc	700,254
20,700	Tsuruha Holdings Inc	939,439
930	United Urban Investment Corp	1,175,078
83,900	UNY Co Ltd	778,682
129,000	Zeon Corp	1,189,505

		46,633,075

Luxembourg — 0.6%
10,466	Millicom International Cellular SA	1,006,515
21,575	Ternium SA, ADR	775,406

		1,781,921

Netherlands — 2.1%
100,115	Aalberts Industries NV	2,375,830
26,853	Imtech NV	996,688
51,143	SBM Offshore NV	1,484,387
16,085	Vastned Retail NV	1,177,395

		6,034,300

Norway — 1.5%
251,996	Atea ASA	2,836,536
47,300	Leroey Seafood Group ASA	1,454,003

		4,290,539

Singapore — 1.4%
849,000	First Resources Ltd	889,076
1,003,000	Ho Bee Investment Ltd	1,129,917
922,000	OSIM International Ltd	1,177,644
4,736,000	Yongnam Holdings Ltd	1,014,454

		4,211,091

South Korea — 4.0%
68,890	BS Financial Group Inc †	998,542
14,712	Daum Communications Corp	1,314,350
44,960	Dongkuk Steel Mill Co Ltd	1,618,962
54,250	Handsome Co Ltd	1,031,143
26,516	KIWOOM Securities Co Ltd †	1,435,845
11,748	Korea District Heating Corp	771,098
48,050	LG International Corp	1,852,878

4

25,141	Modetour Network Inc	791,852
43,900	SKC Co Ltd	2,069,037

		11,883,707

Spain — 1.6%
41,908	Abengoa SA	1,387,991
26,393	Red Electrica Corp SA	1,499,906
47,795	Viscofan SA	1,896,581

		4,784,478

Sweden — 3.2%
110,871	Billerud AB	1,255,926
79,894	Boliden AB	1,721,444
100,921	Castellum AB	1,467,791
78,282	Intrum Justitia AB †	1,141,010
105,876	Meda AB, A Shares	1,019,861
166,200	Trelleborg AB, B Shares	1,704,946
37,256	Wihlborgs Fastigheter AB	1,109,670

		9,420,648

Switzerland — 6.2%
22,762	Adecco SA	1,496,815
29,247	Aryzta AG	1,496,580
23,774	Austriamicrosystems AG †	1,255,350
2,953	Banque Cantonale Vaudoise	1,673,420
3,294	Flughafen Zuerich AG	1,371,753
2,609	Forbo Holding AG	1,959,946
1,399	Galenica AG	862,856
75,916	GAM Holding AG †	1,442,280
2,669	Helvetia Holding AG	1,106,393
3,460	Kaba Holding AG	1,442,765
17,582	Sulzer AG	2,649,264
8,935	Swiss Life Holding AG †	1,476,683

		18,234,105

United Kingdom — 17.7%
636,699	Aberdeen Asset Management PLC	2,153,094
148,295	Ashmore Group PLC	788,383
164,814	Balfour Beatty PLC	908,988
460,123	Beazley PLC	909,375
141,831	Berendsen PLC	1,094,396
913,504	Booker Group PLC	882,196
151,526	Carillion PLC	923,696
183,835	Chemring Group PLC	2,039,289
139,092	Cookson Group PLC †	1,538,490
40,110	Croda International PLC	1,079,700
816,911	EnQuest PLC †	1,786,195
468,612	GKN PLC	1,510,260
230,336	Gulfsands Petroleum PLC †	1,070,640
1,154,617	Howden Joinery Group PLC †	2,028,198

5

132,197	IMI PLC	2,184,324
262,868	Inchcape PLC †	1,460,743
87,439	Inmarsat PLC	847,228
275,395	Intermediate Capital Group PLC	1,442,439
41,260	Intertek Group PLC	1,346,290
1,320,527	ITV PLC †	1,638,573
245,378	Jazztel PLC †	1,332,576
219,138	John Wood Group PLC	2,241,074
151,716	Lancashire Holdings Ltd	1,454,212
572,305	Logica PLC	1,202,699
120,435	Mondi PLC	1,158,244
367,484	N Brown Group PLC	1,495,606
513,959	Paragon Group of Cos PLC	1,400,813
80,227	Pennon Group PLC	804,376
101,623	Persimmon PLC	725,455
261,881	Restaurant Group PLC	1,260,328
148,844	Rexam PLC	867,710
145,763	Savills PLC	837,356
421,327	Senior PLC	1,025,329
39,385	Spectris PLC	861,162
536,810	Spirent Communications PLC	1,184,081
323,087	Stagecoach Group PLC	1,116,409
97,146	Synergy Health PLC	1,277,901
81,460	Travis Perkins PLC	1,327,689
99,872	Vitec Group PLC/The	962,089
69,144	Whitbread PLC	1,830,192

		51,997,798

TOTAL COMMON STOCKS
(Cost $219,819,527)		280,379,614

PREFERRED STOCKS — 2.7%
Germany — 2.7%
15,866	Draegerwerk AG & Co KGaA	1,540,917
7,508	Fuchs Petrolub AG	1,117,235
18,996	Hugo Boss AG	1,588,346
122,842	ProSiebenSat.1 Media AG	3,595,862

TOTAL PREFERRED STOCKS
(Cost $3,370,998)		7,842,360

INVESTMENT COMPANY — 0.4%
(Cost $1,351,566)
1,351,566	State Street Institutional Liquid Reserves Fund	1,351,566

TOTAL INVESTMENTS
(Cost $224,542,091)(j)	98.5%	289,573,540
OTHER ASSETS AND LIABILITIES (Net)	1.5	4,390,070

NET ASSETS	100.0%	$293,963,610

†	Non-income producing security.

6

(a)	Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(b)	Subsequent Events: Management has reviewed subsequent events through the date this report was issued, and determined that no events have occurred that require disclosure.

(c)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

		Investments in
	Investments in	Other Financial
Valuation Inputs	Securities(1)	Instruments(2)

Level 1 — Quoted Prices	$289,573,540	$(2,190)
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	— (3)	—

Total	$289,573,540	$(2,190)

(1) Securities that were fair valued due to a significant event at a total value of $167,216,029 on June 30, 2010 were transferred from Level 2 to Level 1 during the period ended March 31, 2011 (see note (g) below).

(2) Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

7

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Common Stock —
Hong Kong
Balance as of 6/30/2010	$—	(3)
Transfers into Level 3	—
Transfers out of Level 3	—
Purchases	—
Sales	—
Accrued discounts	—
Accrued premiums	—
Realized gains	—
Realized losses	—
Change in unrealized appreciation/(depreciation)	—

Balance as of 3/31/2011	$—	(3)

Net change in unrealized appreciation/(depreciation) from investments still held at the end of the period	$—

(3) Level 3 valuation inputs were used to value certain securities held by the Fund at zero.

(e)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (d) above).

(f)	Security value was determined based on Level 3 inputs established by ASC Topic 820 (see note (d) above).

(g)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(h)	Security valued at fair value as of March 31, 2011, in accordance with guidelines approved by the Board of Trustees, (see note (g) above). At March 31, 2011, this security represents $0, 0.0% of net assets.

8

(i)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(j)	At March 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $67,628,511, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,597,062 and net appreciation for financial reporting purposes was $65,031,449. At March 31, 2011, aggregate cost for financial reporting purposes was $224,542,091.

ABBREVIATION:
ADR	— American Depositary Receipt

DERIVATIVES:

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of March 31, 2011 is as follows:

		Notional	Market	Balance
		Value of	Value of	Sheet
	Contracts	Contracts	Contracts	Location	Fair Value

Asset Derivatives
Equity Contracts
MSCI Pan Euro Index, June 2011	40	$967,088	$1,018,002	Net Assets- Unrealized Appreciation	$50,914	*
Liability Derivatives
Equity Contracts
TOPIX Index, June 2011	6	677,773	624,669	Net Assets- Unrealized Depreciation	(53,104	)*

* Includes cumulative appreciation/(depreciation) of futures contracts.

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s

9

clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

INDUSTRY DIVERSIFICATION:

At March 31, 2011, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Metals & Mining	6.6%	$19,248,111
Machinery	6.1	18,047,648
Chemicals	5.2	15,344,717
Energy Equipment & Services	3.9	11,442,343
Real Estate Management & Development	3.7	10,869,326
Construction & Engineering	3.6	10,667,000
Auto Components	3.1	9,043,383
Capital Markets	3.1	8,979,091
Oil, Gas & Consumable Fuels	3.0	8,953,300
Information Technology Services	3.0	8,664,085
Household Durables	2.8	8,218,538
Electronic Equipment & Instruments	2.8	8,109,356
Commercial Banks	2.7	7,937,805
Health Care Providers & Services	2.5	7,348,916
Insurance	2.4	7,141,191
Semiconductors & Semiconductor Equipment	2.4	6,907,314
Food Products	2.3	6,782,672
Commercial Services & Supplies	2.3	6,713,947
Specialty Retail	2.3	6,615,010
Media	1.9	5,620,859
Hotels, Restaurants & Leisure	1.8	5,278,572
Diversified Telecommunication Services	1.7	4,907,268
Thrifts & Mortgage Finance	1.6	4,771,346
Professional Services	1.4	4,091,373
Trading Companies & Distributors	1.4	4,090,305
Electrical Equipment	1.4	3,998,997
Food & Staples Retailing	1.4	3,976,746
Real Estate Investment Trusts (REITs)	1.1	3,340,824
Aerospace & Defense	1.1	3,277,578
Industrial Conglomerates	1.1	3,216,728
Containers & Packaging	1.0	2,823,689
Internet Software & Services	0.9	2,661,272
Pharmaceuticals	0.9	2,606,484
Life Sciences Tools & Services	0.8	2,479,485
Diversified Financial Services	0.8	2,467,783
Paper & Forest Products	0.8	2,414,170
Distributors	0.8	2,376,554
Air Freight & Logistics	0.8	2,372,445
Communications Equipment	0.8	2,240,887
Road & Rail	0.7	2,176,936

10

Textiles, Apparel & Luxury Goods	0.7	1,998,407
Gas Utilities	0.7	1,985,711
Health Care Technology	0.6	1,817,501
Multi-Utilities	0.5	1,519,843
Electric Utilities	0.5	1,499,906
Internet & Catalog Retail	0.5	1,495,606
Building Products	0.5	1,442,765
Transportation Infrastructure	0.5	1,371,753
Health Care Equipment & Supplies	0.4	1,223,590
Multiline Retail	0.4	1,175,749
Wireless Telecommunication Services	0.3	1,006,515
Consumer Finance	0.3	1,003,223
Airlines	0.3	987,672
Leisure Equipment & Products	0.3	962,088
Personal Products	0.3	933,109
Construction Materials	0.3	927,747
Water Utilities	0.3	804,375

TOTAL COMMON STOCKS	95.4	280,379,614
PREFERRED STOCKS:
Media	1.2	3,595,862
Textiles, Apparel & Luxury Goods	0.6	1,588,346
Health Care Equipment & Supplies	0.5	1,540,917
Chemicals	0.4	1,117,235

TOTAL PREFERRED STOCKS	2.7	7,842,360
INVESTMENT COMPANY	0.4	1,351,566

TOTAL INVESTMENTS	98.5	289,573,540
OTHER ASSETS AND LIABILITIES (NET)	1.5	4,390,070

NET ASSETS	100.0%	$293,963,610

11

Munder Large-Cap Growth Fund

Portfolio of Investments, March 31, 2011 (Unaudited) (a)

Shares		Value(b),(c),(d)

COMMON STOCKS — 97.9%
Consumer Discretionary — 15.1%
Auto Components — 2.4%
16,425	Gentex Corp	$496,856
14,035	Johnson Controls Inc	583,435

		1,080,291

Automobiles — 1.0%
29,920	Ford Motor Co †	446,107

Hotels, Restaurants & Leisure — 0.8%
8,815	Home Inns & Hotels Management Inc, ADR †	348,810

Internet & Catalog Retail — 4.0%
2,390	Amazon.com Inc †	430,511
12,075	Expedia Inc	273,619
1,590	priceline.com Inc †	805,240
4,900	Shutterfly Inc †	256,564

		1,765,934

Media — 1.3%
12,745	DIRECTV, Class A †	596,466

Multiline Retail — 2.0%
8,737	Dollar Tree Inc †	485,078
8,160	Target Corp	408,082

		893,160

Specialty Retail — 3.6%
850	AutoZone Inc †	232,526
8,515	Home Depot Inc	315,566
12,250	PetSmart Inc	501,637
41,315	Sally Beauty Holdings Inc †	578,823

		1,628,552

Total Consumer Discretionary		6,759,320

Consumer Staples — 6.7%
Beverages — 2.7%
25,555	Cia de Bebidas das Americas, ADR	723,462
12,265	Dr Pepper Snapple Group Inc	455,767

		1,179,229

Food & Staples Retailing — 0.5%
5,065	United Natural Foods Inc †	225,190

Food Products — 1.3%
10,360	TreeHouse Foods Inc †	589,173

1

Tobacco — 2.2%
14,895	Philip Morris International Inc	977,559

Total Consumer Staples		2,971,151

Energy — 13.6%
Energy Equipment & Services — 2.3%
12,900	McDermott International Inc †	327,531
7,535	Schlumberger Ltd	702,714

		1,030,245

Oil, Gas & Consumable Fuels — 11.3%
6,840	Chevron Corp	734,821
4,240	ConocoPhillips	338,606
30,335	Exxon Mobil Corp	2,552,084
4,600	Murphy Oil Corp	337,732
14,660	Peabody Energy Corp	1,054,934

		5,018,177

Total Energy		6,048,422

Financials — 4.7%
Capital Markets — 0.5%
10,310	TD Ameritrade Holding Corp	215,170

Commercial Banks — 1.3%
24,170	Itau Unibanco Holding SA, ADR	581,288

Consumer Finance — 2.3%
12,760	American Express Co	576,752
8,600	Capital One Financial Corp	446,856

		1,023,608

Real Estate Investment Trusts (REITs) — 0.6%
4,475	Digital Realty Trust Inc	260,177

Total Financials		2,080,243

Health Care — 9.0%
Biotechnology — 2.4%
6,645	Celgene Corp †	382,287
16,540	Gilead Sciences Inc †	701,958

		1,084,245

Health Care Equipment & Supplies — 0.7%
985	Intuitive Surgical Inc †	328,458

Health Care Providers & Services — 3.0%
4,745	Catalyst Health Solutions Inc †	265,388
68,165	Health Management Associates Inc, Class A †	742,998
5,425	Medco Health Solutions Inc †	304,668

		1,313,054

Life Sciences Tools & Services — 0.5%
3,210	Illumina Inc †	224,925

2

Pharmaceuticals — 2.4%
9,320	Abbott Laboratories	457,146
7,840	Teva Pharmaceutical Industries Ltd, ADR	393,333
4,140	Watson Pharmaceuticals Inc †	231,881

		1,082,360

Total Health Care		4,033,042

Industrials — 10.8%
Aerospace & Defense — 2.2%
11,650	United Technologies Corp	986,173

Air Freight & Logistics — 1.9%
11,470	United Parcel Service Inc, Class B	852,450

Commercial Services & Supplies — 0.7%
11,470	Waste Connections Inc	330,221

Industrial Conglomerates — 1.2%
2,345	3M Co	219,258
16,230	General Electric Co	325,411

		544,669

Machinery — 2.5%
7,945	Caterpillar Inc	884,676
2,230	Joy Global Inc	220,346

		1,105,022

Professional Services — 0.5%
3,755	51job Inc, ADR †	240,057

Road & Rail — 1.8%
19,135	Hertz Global Holdings Inc †	299,080
4,930	Union Pacific Corp	484,767

		783,847

Total Industrials		4,842,439

Information Technology — 31.3%
Communications Equipment — 2.3%
20,602	Cisco Systems Inc	353,324
12,045	QUALCOMM Inc	660,428

		1,013,752

Computers & Peripherals — 5.8%
6,285	Apple Inc †	2,190,008
10,105	Hewlett-Packard Co	414,002

		2,604,010

Information Technology Services — 2.3%
6,210	International Business Machines Corp	1,012,665

Internet Software & Services — 9.7%
5,345	Baidu Inc/China, ADR †	736,594
2,510	Google Inc, Class A †	1,471,387
8,265	Sina Corp/China †	884,686

3

8,050	Sohu.com Inc †	719,348
29,650	Yahoo! Inc †	493,672

		4,305,687

Semiconductors & Semiconductor Equipment — 3.5%
12,210	ASML Holding NV, NYR †	543,345
25,035	Intel Corp	504,956
15,985	Skyworks Solutions Inc †	518,234

		1,566,535

Software — 7.7%
15,180	BMC Software Inc †	755,053
8,600	Check Point Software Technologies Ltd †	439,030
35,880	Microsoft Corp	909,917
24,445	Oracle Corp	815,729
4,680	Red Hat Inc †	212,425
11,555	Synopsys Inc †	319,496

		3,451,650

Total Information Technology		13,954,299

Materials — 4.7%
Chemicals — 2.6%
4,345	Praxair Inc	441,452
28,960	Solutia Inc †	735,584

		1,177,036

Metals & Mining — 2.1%
2,155	Cliffs Natural Resources Inc	211,793
12,570	Freeport-McMoRan Copper & Gold Inc	698,264

		910,057

Total Materials		2,087,093

Telecommunication Services — 0.9%
Diversified Telecommunication Services — 0.9%
59,190	Qwest Communications International Inc	404,268

Utilities — 1.1%
Electric Utilities — 1.1%
7,135	ITC Holdings Corp	498,737

TOTAL COMMON STOCKS
(Cost $32,168,583)		43,679,014

INVESTMENT COMPANY — 2.7%
(Cost $1,223,977)
1,223,977	State Street Institutional Liquid Reserves Fund	1,223,977

TOTAL INVESTMENTS
(Cost $33,392,560)(e)	100.6%	44,902,991
OTHER ASSETS AND LIABILITIES (Net)	(0.6)	(262,659)

NET ASSETS	100.0%	$44,640,332

†	Non-income producing security.

4

(a)	Subsequent Events: On May 17, 2011, the Board of Trustees approved the reorganization of the Fund with and into the Munder Growth Opportunities Fund, a separate series of Munder Series Trust, subject to approval by shareholders. Management has reviewed subsequent events through the date this report was issued, and determined that no other events have occurred that require disclosure.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$44,902,991
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$44,902,991

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

(c)	As of March 31, 2011, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(d)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are

5

valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(e)	At March 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $11,826,289, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $315,858 and net appreciation for financial reporting purposes was $11,510,431. At March 31, 2011, aggregate cost for financial reporting purposes was $33,392,560.

ABBREVIATIONS:
ADR	— American Depositary Receipt
NYR	— New York Registered Shares

At March 31, 2011, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	85.3%	$38,069,061
China	6.6	2,929,495
Brazil	2.9	1,304,750
Israel	1.9	832,363
Netherlands	1.2	543,345

TOTAL COMMON STOCKS	97.9	43,679,014
INVESTMENT COMPANY	2.7	1,223,977

TOTAL INVESTMENTS	100.6	44,902,991
OTHER ASSETS AND LIABILITIES (Net)	(0.6)	(262,659)

NET ASSETS	100.0%	$44,640,332

6

Munder Large-Cap Value Fund

Portfolio of Investments, March 31, 2011 (Unaudited) (a)

Shares		Value(b),(c),(d)

COMMON STOCKS — 98.7%
Consumer Discretionary — 7.2%
Hotels, Restaurants & Leisure — 2.1%
24,930	Carnival Corp	$956,315
24,260	Intercontinental Hotels Group PLC, ADR	502,910

		1,459,225

Leisure Equipment & Products — 1.6%
23,605	Hasbro Inc	1,105,658

Media — 2.2%
12,230	Time Warner Cable Inc	872,488
16,160	Walt Disney Co/The	696,335

		1,568,823

Textiles, Apparel & Luxury Goods — 1.3%
9,240	VF Corp	910,417

Total Consumer Discretionary		5,044,123

Consumer Staples — 7.5%
Beverages — 1.1%
21,410	Dr Pepper Snapple Group Inc	795,596

Food & Staples Retailing — 1.2%
11,055	CVS Caremark Corp	379,408
8,030	Wal-Mart Stores Inc	417,961

		797,369

Food Products — 1.9%
16,390	General Mills Inc	599,054
22,860	Kraft Foods Inc, Class A	716,890

		1,315,944

Household Products — 2.2%
25,120	Procter & Gamble Co/The	1,547,392

Tobacco — 1.1%
12,030	Philip Morris International Inc	789,529

Total Consumer Staples		5,245,830

Energy — 14.1%
Energy Equipment & Services — 2.7%
7,550	Cameron International Corp †	431,105
17,340	Halliburton Co	864,226
7,620	National Oilwell Varco Inc	604,037

		1,899,368

1

Oil, Gas & Consumable Fuels — 11.4%
12,535	Apache Corp	1,641,082
19,730	Chevron Corp	2,119,594
11,020	ConocoPhillips	880,057
17,750	Marathon Oil Corp	946,253
14,425	Occidental Petroleum Corp	1,507,268
23,940	QEP Resources Inc	970,528

		8,064,782

Total Energy		9,964,150

Financials — 27.0%
Capital Markets — 3.1%
7,400	Goldman Sachs Group Inc/The	1,172,678
39,510	Invesco Ltd	1,009,876

		2,182,554

Commercial Banks — 6.7%
42,990	Fifth Third Bancorp	596,701
8,910	PNC Financial Services Group Inc	561,241
46,400	US Bancorp	1,226,352
74,260	Wells Fargo & Co	2,354,042

		4,738,336

Consumer Finance — 0.6%
9,660	American Express Co	436,632

Diversified Financial Services — 6.5%
340,450	Citigroup Inc †	1,504,789
66,859	JPMorgan Chase & Co	3,082,200

		4,586,989

Insurance — 7.7%
17,221	ACE Ltd	1,114,199
32,200	Allstate Corp/The	1,023,316
6,120	Berkshire Hathaway Inc, Class B †	511,816
24,210	MetLife Inc	1,082,913
8,520	Reinsurance Group of America Inc	534,885
5,270	RenaissanceRe Holdings Ltd	359,761
29,240	Unum Group	767,550

		5,394,440

Real Estate Investment Trusts (REITs) — 2.4%
6,120	Essex Property Trust Inc	758,880
23,320	Invesco Mortgage Capital Inc	509,542
4,043	Simon Property Group Inc	433,248

		1,701,670

Total Financials		19,040,621

Health Care — 12.2%
Health Care Equipment & Supplies — 1.0%
13,330	Covidien PLC	692,360

2

Health Care Providers & Services — 3.4%
19,570	AmerisourceBergen Corp	774,189
14,010	CIGNA Corp	620,363
14,860	UnitedHealth Group Inc	671,672
5,280	WellPoint Inc	368,491

		2,434,715

Life Sciences Tools & Services — 0.7%
8,440	Thermo Fisher Scientific Inc †	468,842

Pharmaceuticals — 7.1%
16,210	Abbott Laboratories	795,100
10,080	GlaxoSmithKline PLC, ADR	387,173
14,180	Johnson & Johnson	840,165
21,810	Merck & Co Inc	719,948
86,396	Pfizer Inc	1,754,703
10,435	Teva Pharmaceutical Industries Ltd, ADR	523,524

		5,020,613

Total Health Care		8,616,530

Industrials — 10.3%
Aerospace & Defense — 1.6%
2,790	Precision Castparts Corp	410,632
8,708	United Technologies Corp	737,132

		1,147,764

Electrical Equipment — 4.1%
20,915	AMETEK Inc	917,541
17,080	Cooper Industries PLC	1,108,492
14,690	Emerson Electric Co	858,337

		2,884,370

Industrial Conglomerates — 1.6%
57,475	General Electric Co	1,152,374

Machinery — 3.0%
3,680	Cummins Inc	403,402
15,640	Eaton Corp	867,081
22,820	Oshkosh Corp †	807,372

		2,077,855

Total Industrials		7,262,363

Information Technology — 6.5%
Communications Equipment — 1.4%
18,280	QUALCOMM Inc	1,002,293

Computers & Peripherals — 0.6%
1,165	Apple Inc †	405,944

Electronic Equipment & Instruments — 0.7%
25,840	Corning Inc	533,079

Internet Software & Services — 0.7%
790	Google Inc, Class A †	463,106

3

Semiconductors & Semiconductor Equipment — 1.0%
34,830	Intel Corp	702,521

Software — 2.1%
8,160	BMC Software Inc †	405,878
41,560	Microsoft Corp	1,053,962

		1,459,840

Total Information Technology		4,566,783

Materials — 3.5%
Chemicals — 2.9%
9,720	Celanese Corp, Series A	431,276
8,160	PPG Industries Inc	776,914
8,298	Praxair Inc	843,077

		2,051,267

Metals & Mining — 0.6%
7,470	Freeport-McMoRan Copper & Gold Inc	414,958

Total Materials		2,466,225

Telecommunication Services — 4.4%
Diversified Telecommunication Services — 3.6%
53,875	AT&T Inc	1,648,575
131,790	Qwest Communications International Inc	900,126

		2,548,701

Wireless Telecommunication Services — 0.8%
116,840	Sprint Nextel Corp †	542,137

Total Telecommunication Services		3,090,838

Utilities — 6.0%
Electric Utilities — 1.8%
9,677	Exelon Corp	399,079
12,720	ITC Holdings Corp	889,128

		1,288,207

Gas Utilities — 0.9%
35,850	Questar Corp	625,583

Independent Power Producers & Energy Traders — 0.4%
12,790	NRG Energy Inc †	275,497

Multi-Utilities — 2.9%
17,010	CMS Energy Corp	334,076
46,800	NiSource Inc	897,624
26,460	Wisconsin Energy Corp	807,030

		2,038,730

Total Utilities		4,228,017

TOTAL COMMON STOCKS
(Cost $54,763,535)		69,525,480

4

INVESTMENT COMPANY — 1.4%
(Cost $975,767)
975,767	State Street Institutional Liquid Reserves Fund	975,767

TOTAL INVESTMENTS
(Cost $55,739,302)(e)	100.1%	70,501,247
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(68,443)

NET ASSETS	100.0%	$70,432,804

†	Non-income producing security.

(a)	Subsequent Events: Management has reviewed subsequent events through the date this report was issued, and determined that no events have occurred that require disclosure.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$70,501,247
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$70,501,247

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

(c)	As of March 31, 2011, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(d)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining

5

maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(e)	At March 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $15,122,045, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $360,100 and net appreciation for financial reporting purposes was $14,761,945. At March 31, 2011, aggregate cost for financial reporting purposes was $55,739,302.

ABBREVIATION:
ADR	— American Depositary Receipt

At March 31, 2011, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	93.6%	$65,945,553
Switzerland	1.6	1,114,199
United Kingdom	1.3	890,083
Ireland	1.0	692,360
Israel	0.7	523,524
Bermuda	0.5	359,761

TOTAL COMMON STOCKS	98.7	69,525,480
INVESTMENT COMPANY	1.4	975,767

TOTAL INVESTMENTS	100.1	70,501,247
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(68,443)

NET ASSETS	100.0%	$70,432,804

6

Munder Micro-Cap Equity Fund

Portfolio of Investments, March 31, 2011 (Unaudited) (a)

Shares		Value(b),(c),(e)

COMMON STOCKS — 93.9%
Consumer Discretionary — 11.4%
Auto Components — 2.0%
44,200	Drew Industries Inc	$986,986
151,792	Spartan Motors Inc	1,041,293

		2,028,279

Hotels, Restaurants & Leisure — 2.3%
156,400	Century Casinos Inc †	467,636
78,410	Isle of Capri Casinos Inc †	744,895
40,000	Red Robin Gourmet Burgers Inc †	1,076,000

		2,288,531

Household Durables — 0.8%
52,000	M/I Homes Inc †	779,480

Media — 1.9%
97,600	Entercom Communications Corp, Class A †	1,075,552
130,000	LIN TV Corp, Class A †	770,900

		1,846,452

Specialty Retail — 4.4%
23,200	America’s Car-Mart Inc †	598,096
29,300	Cato Corp/The, Class A	717,850
156,900	Charming Shoppes Inc †	668,394
74,800	Cost Plus Inc †	734,536
23,300	Hibbett Sports Inc †	834,373
25,800	Monro Muffler Brake Inc	850,884

		4,404,133

Total Consumer Discretionary		11,346,875

Consumer Staples — 0.6%
Food Products — 0.6%
153,600	Inventure Foods Inc †	595,968

Energy — 5.9%
Energy Equipment & Services — 2.8%
109,700	Mitcham Industries Inc †	1,497,405
160,000	Newpark Resources Inc †	1,257,600

		2,755,005

1

Oil, Gas & Consumable Fuels — 3.1%
210,600	Kodiak Oil & Gas Corp †	1,411,020
107,871	Triangle Petroleum Corp †	895,329
188,130	Uranium Energy Corp †	750,639

		3,056,988

Total Energy		5,811,993

Financials — 20.0%
Capital Markets — 1.8%
40,100	Calamos Asset Management Inc, Class A	665,259
128,560	JMP Group Inc	1,106,901

		1,772,160

Commercial Banks — 6.4%
80,700	1st United Bancorp Inc/Boca Raton †	566,514
16,200	Bancorp Rhode Island Inc	500,094
30,000	Bank of Marin Bancorp	1,119,600
25,100	Bank of the Ozarks Inc	1,097,121
63,110	Cardinal Financial Corp	735,863
41,036	Financial Institutions Inc	718,130
76,130	Pacific Continental Corp	775,765
505,630	Seacoast Banking Corp of Florida †	798,895

		6,311,982

Consumer Finance — 1.0%
12,800	Cash America International Inc	589,440
13,620	Ezcorp Inc, Class A †	427,532

		1,016,972

Insurance — 2.0%
55,380	AMERISAFE Inc †	1,224,452
21,050	FPIC Insurance Group Inc †	797,795

		2,022,247

Real Estate Investment Trusts (REITs) — 6.6%
22,400	Agree Realty Corp	502,880
62,010	Associated Estates Realty Corp	984,719
16,100	DuPont Fabros Technology Inc	390,425
100,730	Education Realty Trust Inc	808,862
181,750	Hersha Hospitality Trust	1,079,595
58,620	Medical Properties Trust Inc	678,233
102,900	Monmouth Real Estate Investment Corp, Class A	844,809
236,056	NorthStar Realty Finance Corp	1,262,900

		6,552,423

Real Estate Management & Development — 1.0%
88,133	Kennedy-Wilson Holdings Inc †	957,124

2

Thrifts & Mortgage Finance — 1.2%
40,000	OceanFirst Financial Corp	558,000
14,300	WSFS Financial Corp	673,530

		1,231,530

Total Financials		19,864,438

Health Care — 11.8%
Biotechnology — 1.6%
75,000	Rigel Pharmaceuticals Inc †	533,250
165,360	SuperGen Inc †	512,616
75,000	Vanda Pharmaceuticals Inc †	546,750

		1,592,616

Health Care Equipment & Supplies — 1.5%
21,170	ICU Medical Inc †	926,823
25,000	Kensey Nash Corp †	622,750

		1,549,573

Health Care Providers & Services — 5.7%
14,400	Air Methods Corp †	968,400
80,234	Integramed America Inc †	826,410
12,500	IPC The Hospitalist Co Inc †	567,625
15,000	MWI Veterinary Supply Inc †	1,210,200
45,000	Sun Healthcare Group Inc †	633,150
64,500	US Physical Therapy Inc	1,440,930

		5,646,715

Health Care Technology — 0.4%
48,600	HealthStream Inc †	376,164

Life Sciences Tools & Services — 1.1%
68,548	Medtox Scientific Inc	1,124,873

Pharmaceuticals — 1.5%
125,000	Inspire Pharmaceuticals Inc †	495,000
100,000	Pain Therapeutics Inc	956,000

		1,451,000

Total Health Care		11,740,941

Industrials — 24.5%
Aerospace & Defense — 1.6%
37,621	Kratos Defense & Security Solutions Inc †	535,723
54,449	LMI Aerospace Inc †	1,100,414

		1,636,137

Airlines — 1.2%
185,055	Republic Airways Holdings Inc †	1,189,904

Building Products — 0.9%
28,150	AAON Inc	926,135

3

Commercial Services & Supplies — 1.3%
15,100	Consolidated Graphics Inc †	824,913
24,400	Standard Parking Corp †	433,344

		1,258,257

Construction & Engineering — 3.1%
39,000	Michael Baker Corp †	1,133,730
58,900	MYR Group Inc/Delaware †	1,408,888
50,000	Orion Marine Group Inc †	537,000

		3,079,618

Electrical Equipment — 1.1%
24,180	AZZ Inc	1,102,608

Industrial Conglomerates — 2.0%
18,300	Raven Industries Inc	1,123,986
22,860	Standex International Corp	866,165

		1,990,151

Machinery — 8.5%
61,300	Altra Holdings Inc †	1,447,906
41,970	Commercial Vehicle Group Inc †	748,745
26,400	Douglas Dynamics Inc	376,464
41,112	Greenbrier Cos Inc †	1,166,758
33,600	John Bean Technologies Corp	646,128
90,000	Manitex International Inc †	495,000
7,490	Middleby Corp †	698,218
17,800	RBC Bearings Inc †	680,494
68,900	Trimas Corp †	1,481,350
64,450	Wabash National Corp †	746,331

		8,487,394

Professional Services — 1.9%
27,900	Barrett Business Services Inc	448,074
12,900	Exponent Inc †	575,469
65,500	GP Strategies Corp †	890,800

		1,914,343

Road & Rail — 1.5%
22,700	Marten Transport Ltd	506,210
27,280	Old Dominion Freight Line Inc †	957,255

		1,463,465

Trading Companies & Distributors — 1.4%
77,550	Rush Enterprises Inc, Class B †	1,348,595

Total Industrials		24,396,607

Information Technology — 14.9%
Communications Equipment — 1.1%
87,383	Aviat Networks Inc †	451,770
57,560	Digi International Inc †	607,834

		1,059,604

4

Computers & Peripherals — 0.6%
100,000	Datalink Corp †	640,000

Electronic Equipment & Instruments — 2.5%
33,600	Fabrinet †	677,376
38,323	Mercury Computer Systems Inc †	810,915
53,128	TTM Technologies Inc †	964,804

		2,453,095

Information Technology Services — 0.9%
40,000	Computer Task Group Inc †	531,600
15,000	NCI Inc, Class A †	365,550

		897,150

Internet Software & Services — 1.8%
34,304	Keynote Systems Inc	636,339
37,400	Liquidity Services Inc †	667,964
151,700	TheStreet.com Inc	508,195

		1,812,498

Semiconductors & Semiconductor Equipment — 6.0%
37,452	Diodes Inc †	1,275,615
103,580	Kulicke & Soffa Industries Inc †	968,473
23,600	NVE Corp †	1,329,624
61,386	Pericom Semiconductor Corp †	636,573
120,150	Photronics Inc †	1,077,746
64,680	Ultra Clean Holdings †	668,791

		5,956,822

Software — 2.0%
45,000	Monotype Imaging Holdings Inc †	652,500
108,728	S1 Corp †	726,303
70,400	Smith Micro Software Inc †	658,944

		2,037,747

Total Information Technology		14,856,916

Materials — 4.1%
Chemicals — 3.0%
20,500	Koppers Holdings Inc	875,350
18,000	Quaker Chemical Corp	723,060
24,000	TPC Group Inc †	692,880
88,075	Zagg Inc †	661,443

		2,952,733

Paper & Forest Products — 1.1%
85,100	PH Glatfelter Co	1,133,532

Total Materials		4,086,265

5

Telecommunication Services — 0.7%
Diversified Telecommunication Services — 0.7%
50,000	SureWest Communications †	719,000

TOTAL COMMON STOCKS
(Cost $69,818,328)		93,419,003

TRUST/PARTNERSHIP INTEREST — 0.1%
(Cost $2,731,560)
Financials — 0.1%
Real Estate Investment Trusts (REITs) — 0.1%
221,000	Kodiak Funding Limited Partnership (d),(f),(g),(h)	88,400

INVESTMENT COMPANIES — 6.7%
Financials — 3.1%
Capital Markets — 3.1%
41,000	Fifth Street Finance Corp	547,350
54,170	Golub Capital BDC Inc	854,802
85,360	Hercules Technology Growth Capital Inc	938,960
42,288	Main Street Capital Corp	780,214

Total Financials		3,121,326

Multi-Sector — 3.6%
Multi-Industry — 3.6%
3,527,853	State Street Institutional Liquid Reserves Fund	3,527,853

TOTAL INVESTMENT COMPANIES
(Cost $6,077,839)		6,649,179

TOTAL INVESTMENTS
(Cost $78,627,727)(i)	100.7%	100,156,582
OTHER ASSETS AND LIABILITIES (Net)	(0.7)	(669,793)

NET ASSETS	100.0%	$99,486,789

†	Non-income producing security.

(a)	Subsequent Events: Management has reviewed subsequent events through the date this report was issued, and determined that no events have occurred that require disclosure.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$100,068,182
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	88,400

Total	$100,156,582

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Trust/Partnership
Interests —
Financials
Balance as of 6/30/2010	$229,840
Transfers into Level 3	—
Transfers out of Level 3	—
Purchases	—
Sales	—
Accrued discounts	—
Accrued premiums	—
Realized gains	—
Realized losses	—
Change in unrealized appreciation/(depreciation)	(141,440)

Balance as of 3/31/2011	$88,400

Net change in unrealized appreciation/(depreciation) from investments still held at the end of the period	$(141,440)

(c)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(d)	Security value was determined based on Level 3 inputs established by ASC Topic 820 (see note (b) above).

(e)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign

7

securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(f)	Security valued at fair value as of March 31, 2011, in accordance with guidelines approved by the Board of Trustees (see note (e) above). At March 31, 2011, this security represents $88,400, 0.1% of net assets.

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2011, securities subject to restrictions on resale that have not been deemed to be liquid represent $88,400, 0.1% of net assets.

Security	Acquisition Date	Cost

Kodiak Funding Limited Partnership	12/19/06	$2,731,560

(i)	At March 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $26,768,205 aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,239,350 and net appreciation for financial reporting purposes was $21,528,855. At March 31, 2011, aggregate cost for financial reporting purposes was $78,627,727.

8

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, March 31, 2011 (Unaudited) (a)

Shares		Value(b),(c),(d)

COMMON STOCKS — 98.7%
Consumer Discretionary — 15.6%
Auto Components — 4.0%
1,221,300	BorgWarner Inc †	$97,325,397
3,140,300	Gentex Corp	94,994,075

		192,319,472

Distributors — 1.3%
2,707,200	LKQ Corp †	65,243,520

Diversified Consumer Services — 0.6%
292,550	New Oriental Education & Technology Group, ADR †	29,275,478

Hotels, Restaurants & Leisure — 1.5%
1,838,800	Choice Hotels International Inc	71,437,380

Household Durables — 1.4%
1,139,225	Tupperware Brands Corp	68,023,125

Media — 3.5%
2,219,800	Cinemark Holdings Inc	42,953,130
922,900	Liberty Media Corp — Capital, Series A †	67,990,043
779,700	Liberty Media Corp — Starz, Series A †	60,504,720

		171,447,893

Specialty Retail — 1.7%
435,050	O’Reilly Automotive Inc †	24,997,973
903,900	Tiffany & Co	55,535,616

		80,533,589

Textiles, Apparel & Luxury Goods — 1.6%
851,400	Fossil Inc †	79,733,610

Total Consumer Discretionary		758,014,067

Consumer Staples — 3.9%
Food Products — 1.1%
921,800	TreeHouse Foods Inc †	52,422,766

Household Products — 1.2%
738,275	Church & Dwight Co Inc	58,574,739

Personal Products — 1.6%
974,100	Herbalife Ltd	79,252,776

Total Consumer Staples		190,250,281

Energy — 7.4%
Energy Equipment & Services — 2.8%
1,587,600	Atwood Oceanics Inc †	73,712,268
611,350	Core Laboratories NV	62,461,630

		136,173,898

1

Oil, Gas & Consumable Fuels — 4.6%
2,547,000	Denbury Resources Inc †	62,146,800
1,321,240	EQT Corp	65,929,876
1,918,200	Northern Oil and Gas Inc †	51,215,940
969,785	Southwestern Energy Co †	41,671,661

		220,964,277

Total Energy		357,138,175

Financials — 19.8%
Capital Markets — 5.3%
994,700	Affiliated Managers Group Inc †	108,790,339
2,420,200	Invesco Ltd	61,860,312
4,274,525	TD Ameritrade Holding Corp	89,209,337

		259,859,988

Commercial Banks — 3.4%
1,400,100	Comerica Inc	51,411,672
3,411,800	Fifth Third Bancorp	47,355,784
1,186,475	Signature Bank/New York NY †	66,917,190

		165,684,646

Consumer Finance — 1.0%
1,635,700	Ezcorp Inc, Class A †	51,344,623

Diversified Financial Services — 1.2%
1,579,900	MSCI Inc, Class A †	58,171,918

Insurance — 3.0%
2,765,700	Lincoln National Corp	83,081,628
970,200	Reinsurance Group of America Inc	60,909,156

		143,990,784

Real Estate Investment Trusts (REITs) — 5.9%
2,553,700	Annaly Capital Management Inc	44,562,065
960,900	Corporate Office Properties Trust	34,726,926
1,085,125	Digital Realty Trust Inc	63,089,167
404,850	Essex Property Trust Inc	50,201,400
1,879,900	Macerich Co/The	93,111,447

		285,691,005

Total Financials		964,742,964

Health Care — 11.5%
Biotechnology — 1.4%
2,717,225	BioMarin Pharmaceutical Inc †	68,283,864

Health Care Equipment & Supplies — 4.2%
770,750	Haemonetics Corp †	50,514,955
152,300	Intuitive Surgical Inc †	50,785,958
798,980	Kinetic Concepts Inc †	43,480,492
2,043,700	ResMed Inc †	61,311,000

		206,092,405

2

Health Care Providers & Services — 3.5%
1,383,600	AmerisourceBergen Corp	54,735,216
923,600	Catalyst Health Solutions Inc †	51,656,948
718,250	DaVita Inc †	61,417,557

		167,809,721

Health Care Technology — 0.7%
320,000	Cerner Corp †	35,584,000

Life Sciences Tools & Services — 1.7%
465,200	Mettler-Toledo International Inc †	80,014,400

Total Health Care		557,784,390

Industrials — 12.9%
Aerospace & Defense — 2.0%
191,407	Elbit Systems Ltd	10,559,924
894,300	ITT Corp	53,702,715
208,800	Precision Castparts Corp	30,731,184

		94,993,823

Commercial Services & Supplies — 1.5%
841,075	Stericycle Inc †	74,578,120

Electrical Equipment — 0.1%
168,042	American Superconductor Corp †	4,179,205

Machinery — 6.3%
864,000	AGCO Corp †	47,494,080
1,172,232	Eaton Corp	64,988,542
584,402	Joy Global Inc	57,744,762
2,063,700	Terex Corp †	76,439,448
945,300	WABCO Holdings Inc †	58,268,292

		304,935,124

Professional Services — 1.1%
601,450	IHS Inc, Class A †	53,378,687

Road & Rail — 1.9%
1,720,465	Kansas City Southern †	93,679,319

Total Industrials		625,744,278

Information Technology — 15.5%
Information Technology Services — 4.1%
1,139,910	Cognizant Technology Solutions Corp, Class A †	92,788,674
664,175	Fiserv Inc †	41,657,056
1,296,200	Teradata Corp †	65,717,340

		200,163,070

Office Electronics — 1.0%
4,740,600	Xerox Corp	50,487,390

3

Semiconductors & Semiconductor Equipment — 4.4%
1,276,350	Cree Inc †	58,916,316
1,537,800	Microchip Technology Inc	58,451,778
2,897,900	Skyworks Solutions Inc †	93,949,918

		211,318,012

Software — 6.0%
1,262,500	BMC Software Inc †	62,796,750
902,275	Check Point Software Technologies Ltd †	46,061,139
343,100	Factset Research Systems Inc	35,932,863
700,361	Longtop Financial Technologies Ltd, ADR †	22,005,343
1,233,800	MICROS Systems Inc †	60,986,734
1,292,725	Solera Holdings Inc	66,058,247

		293,841,076

Total Information Technology		755,809,548

Materials — 5.5%
Chemicals — 4.0%
927,125	Airgas Inc	61,579,642
1,900,500	LyondellBasell Industries NV, Class A †	75,164,775
1,426,300	Valspar Corp	55,768,330

		192,512,747

Containers & Packaging — 1.5%
1,958,150	Crown Holdings Inc †	75,545,427

Total Materials		268,058,174

Telecommunication Services — 2.2%
Wireless Telecommunication Services — 2.2%
1,290,350	American Tower Corp, Class A †	66,865,937
949,550	NII Holdings Inc †	39,567,749

Total Telecommunication Services		106,433,686

Utilities — 4.4%
Electric Utilities — 2.3%
797,600	ITC Holdings Corp	55,752,240
1,678,650	Northeast Utilities	58,081,290

		113,833,530

Multi-Utilities — 2.1%
3,121,800	NiSource Inc	59,876,124
1,372,512	NorthWestern Corp	41,587,114

		101,463,238

Total Utilities		215,296,768

TOTAL COMMON STOCKS
(Cost $3,413,102,013)		4,799,272,331

4

INVESTMENT COMPANIES — 1.4%
245,925	SPDR S&P MidCap 400 ETF Trust	44,155,834
23,155,247	State Street Institutional Liquid Reserves Fund	23,155,247

TOTAL INVESTMENT COMPANIES
(Cost $64,014,916)		67,311,081

TOTAL INVESTMENTS
(Cost $3,477,116,929)(e)	100.1%	4,866,583,412
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(4,110,773)

NET ASSETS	100.0%	$4,862,472,639

†	Non-income producing security.

(a)	Subsequent Events: Effective April 1, 2011, the Fund’s primary benchmark was changed from the S&P MidCap 400® Index to the Russell MidCap® Index. Management has reviewed subsequent events through the date this report was issued, and determined that no other events have occurred that require disclosure.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$4,866,583,412
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$4,866,583,412

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

(c)	As of March 31, 2011, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(d)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the

5

underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(e)	At March 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,399,161,123, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $9,694,640 and net appreciation for financial reporting purposes was $1,389,466,483. At March 31, 2011, aggregate cost for financial reporting purposes was $3,477,116,929.

ABBREVIATION:
ADR	— American Depositary Receipt

At March 31, 2011, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	92.0%	$4,474,491,267
Netherlands	2.8	137,626,404
Cayman Islands	1.6	79,252,776
Israel	1.2	56,621,063
China	0.6	29,275,478
Hong Kong	0.5	22,005,343

TOTAL COMMON STOCKS	98.7	4,799,272,331
INVESTMENT COMPANIES	1.4	67,311,081

TOTAL INVESTMENTS	100.1	4,866,583,412
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(4,110,773)

NET ASSETS	100.0%	$4,862,472,639

6

Munder Small-Cap Value Fund

Portfolio of Investments, March 31, 2011 (Unaudited) (a)

Shares		Value(b),(c),(d)

COMMON STOCKS — 99.5%
Consumer Discretionary — 10.8%
Auto Components — 1.6%
33,220	Cooper Tire & Rubber Co	$855,415
27,160	Tenneco Inc †	1,152,942

		2,008,357

Hotels, Restaurants & Leisure — 3.6%
31,966	CEC Entertainment Inc	1,206,077
16,660	Cracker Barrel Old Country Store Inc	818,672
33,400	Gaylord Entertainment Co †	1,158,312
61,390	Isle of Capri Casinos Inc †	583,205
63,850	Ruby Tuesday Inc †	837,074

		4,603,340

Household Durables — 1.1%
24,514	Meritage Homes Corp †	591,523
52,877	Ryland Group Inc	840,744

		1,432,267

Leisure Equipment & Products — 0.4%
73,670	Callaway Golf Co	502,429

Media — 0.4%
52,070	Entercom Communications Corp, Class A †	573,812

Specialty Retail — 3.2%
23,187	Childrens Place Retail Stores Inc/The †	1,155,408
24,114	Genesco Inc †	969,383
55,880	OfficeMax Inc †	723,087
65,096	Stage Stores Inc	1,251,145

		4,099,023

Textiles, Apparel & Luxury Goods — 0.5%
48,840	Jones Group Inc/The	671,550

Total Consumer Discretionary		13,890,778

Consumer Staples — 3.1%
Food & Staples Retailing — 1.7%
21,500	Casey’s General Stores Inc	838,500
33,990	Ruddick Corp	1,311,674

		2,150,174

1

Food Products — 1.4%
23,775	Hain Celestial Group Inc/The †	767,457
18,149	TreeHouse Foods Inc †	1,032,134

		1,799,591

Total Consumer Staples		3,949,765

Energy — 7.3%
Energy Equipment & Services — 4.1%
45,909	Complete Production Services Inc †	1,460,365
54,180	Helix Energy Solutions Group Inc †	931,896
72,440	Key Energy Services Inc †	1,126,442
11,480	Lufkin Industries Inc	1,073,036
91,800	Newpark Resources Inc †	721,548

		5,313,287

Oil, Gas & Consumable Fuels — 3.2%
25,420	Berry Petroleum Co, Class A	1,282,439
180,367	Kodiak Oil & Gas Corp †	1,208,459
24,506	Patriot Coal Corp †	632,990
13,234	Petroleum Development Corp †	635,364
103,572	Uranium Energy Corp †	413,252

		4,172,504

Total Energy		9,485,791

Financials — 27.9%
Capital Markets — 1.0%
30,570	Waddell & Reed Financial Inc, Class A	1,241,448

Commercial Banks — 10.5%
81,720	BancorpSouth Inc	1,262,574
46,550	Cardinal Financial Corp	542,773
67,160	First Financial Bancorp	1,120,900
90,370	Fulton Financial Corp	1,004,011
40,250	MB Financial Inc	843,640
156,150	National Penn Bancshares Inc	1,208,601
44,980	Pacific Continental Corp	458,346
43,990	PacWest Bancorp	956,782
121,340	Seacoast Banking Corp of Florida †	191,717
117,960	Susquehanna Bancshares Inc	1,102,926
268,329	Synovus Financial Corp	643,990
46,240	Trustmark Corp	1,082,941
120,490	Western Alliance Bancorp †	990,428
46,606	Wintrust Financial Corp	1,712,770
19,800	Zions Bancorporation	456,588

		13,578,987

Consumer Finance — 0.8%
16,250	World Acceptance Corp †	1,059,500

Insurance — 2.9%
38,610	Amtrust Financial Services Inc	736,293
23,030	FPIC Insurance Group Inc †	872,837

2

24,710	Hanover Insurance Group Inc/The	1,118,127
16,970	RLI Corp	978,321

		3,705,578

Real Estate Investment Trusts (REITs) — 12.1%
66,210	Associated Estates Realty Corp	1,051,415
31,380	BioMed Realty Trust Inc	596,848
71,560	Cedar Shopping Centers Inc	431,507
33,360	Colonial Properties Trust	642,180
77,210	Developers Diversified Realty Corp	1,080,940
135,325	DiamondRock Hospitality Co	1,511,580
107,200	Education Realty Trust Inc	860,816
29,990	Highwoods Properties Inc	1,049,950
123,900	Inland Real Estate Corp	1,182,006
113,980	Lexington Realty Trust	1,065,713
28,900	LTC Properties Inc	819,026
35,640	National Retail Properties Inc	931,273
36,480	Post Properties Inc	1,431,840
107,470	Sunstone Hotel Investors Inc †	1,095,119
109,210	U-Store-It Trust	1,148,889
22,900	Washington Real Estate Investment Trust	711,961

		15,611,063

Thrifts & Mortgage Finance — 0.6%
120,930	Radian Group Inc	823,533

Total Financials		36,020,109

Health Care — 9.2%
Health Care Equipment & Supplies — 2.3%
20,701	Cooper Cos Inc/The	1,437,684
16,660	ICU Medical Inc †	729,375
24,870	Invacare Corp	773,954

		2,941,013

Health Care Providers & Services — 5.5%
14,145	AMERIGROUP Corp †	908,816
147,270	Health Management Associates Inc, Class A †	1,605,243
40,016	Kindred Healthcare Inc †	955,582
31,830	LifePoint Hospitals Inc †	1,278,930
31,402	Magellan Health Services Inc †	1,541,210
20,223	WellCare Health Plans Inc †	848,355

		7,138,136

Pharmaceuticals — 1.4%
25,917	Impax Laboratories Inc †	659,588
34,003	Medicis Pharmaceutical Corp, Class A	1,089,456

		1,749,044

Total Health Care		11,828,193

3

Industrials — 17.7%
Aerospace & Defense — 4.5%
49,510	AAR Corp †	1,372,417
32,550	BE Aerospace Inc †	1,156,501
28,860	Ceradyne Inc †	1,301,009
37,049	Curtiss-Wright Corp	1,301,902
36,090	Hexcel Corp †	710,612

		5,842,441

Air Freight & Logistics — 0.8%
14,612	Atlas Air Worldwide Holdings Inc †	1,018,749

Building Products — 0.5%
14,814	AO Smith Corp	656,853

Commercial Services & Supplies — 2.1%
26,990	ABM Industries Inc	685,276
20,070	Consolidated Graphics Inc †	1,096,424
39,010	Tetra Tech Inc †	963,157

		2,744,857

Construction & Engineering — 1.7%
65,590	Dycom Industries Inc †	1,137,330
34,440	EMCOR Group Inc †	1,066,607

		2,203,937

Industrial Conglomerates — 0.4%
13,790	Standex International Corp	522,503

Machinery — 6.2%
50,470	Actuant Corp, Class A	1,463,630
28,520	Crane Co	1,381,224
51,284	Greenbrier Cos Inc †	1,455,440
39,770	Meritor Inc †	674,897
136,600	Mueller Water Products Inc, Class A	611,968
27,470	Robbins & Myers Inc	1,263,345
92,650	Wabash National Corp †	1,072,887

		7,923,391

Road & Rail — 1.5%
15,440	Genesee & Wyoming Inc, Class A †	898,608
30,975	Old Dominion Freight Line Inc †	1,086,913

		1,985,521

Total Industrials		22,898,252

Information Technology — 11.1%
Communications Equipment — 0.4%
100,565	Aviat Networks Inc †	519,921

Computers & Peripherals — 0.5%
26,440	Avid Technology Inc †	589,612

4

Electronic Equipment & Instruments — 2.1%
40,650	Benchmark Electronics Inc †	771,131
31,450	Plexus Corp †	1,102,637
47,489	TTM Technologies Inc †	862,400

		2,736,168

Information Technology Services — 0.6%
72,270	Sapient Corp †	827,492

Semiconductors & Semiconductor Equipment — 4.2%
37,922	Diodes Inc †	1,291,623
89,905	Fairchild Semiconductor International Inc †	1,636,271
151,770	Integrated Device Technology Inc †	1,118,545
32,670	Kulicke & Soffa Industries Inc †	305,464
116,810	Photronics Inc †	1,047,786

		5,399,689

Software — 3.3%
43,300	JDA Software Group Inc †	1,310,258
52,886	Lawson Software Inc †	639,921
81,180	Mentor Graphics Corp †	1,187,663
51,751	Parametric Technology Corp †	1,163,880

		4,301,722

Total Information Technology		14,374,604

Materials — 6.5%
Chemicals — 2.2%
30,120	Innophos Holdings Inc	1,388,833
44,799	PolyOne Corp	636,594
20,650	Quaker Chemical Corp	829,511

		2,854,938

Metals & Mining — 4.3%
13,917	AMCOL International Corp	500,734
30,640	Carpenter Technology Corp	1,308,634
18,888	Coeur d’Alene Mines Corp †	656,924
39,574	Noranda Aluminum Holding Corp †	635,163
23,340	RTI International Metals Inc †	727,041
15,300	Schnitzer Steel Industries Inc, Class A	994,653
32,540	Worthington Industries Inc	680,737

		5,503,886

Total Materials		8,358,824

Telecommunication Services — 0.4%
Diversified Telecommunication Services — 0.4%
153,820	PAETEC Holding Corp †	513,759

Utilities — 5.5%
Electric Utilities — 4.1%
34,110	Cleco Corp	1,169,632
38,880	El Paso Electric Co †	1,181,952
28,550	IDACORP Inc	1,087,755

5

84,710	PNM Resources Inc	1,263,873
19,930	UIL Holdings Corp	608,264

		5,311,476

Gas Utilities — 0.8%
24,329	New Jersey Resources Corp	1,044,930

Multi-Utilities — 0.6%
28,420	Vectren Corp	773,024

Total Utilities		7,129,430

TOTAL COMMON STOCKS
(Cost $117,592,801)		128,449,505

INVESTMENT COMPANY — 1.1%
(Cost $1,436,204)
1,436,204	State Street Institutional Liquid Reserve Fund	1,436,204

TOTAL INVESTMENTS
(Cost $119,029,005)(e)	100.6%	129,885,709
OTHER ASSETS AND LIABILITIES (Net)	(0.6)	(829,177)

NET ASSETS	100.0%	$129,056,532

†	Non-income producing security.

(a)	Subsequent Events: On May 13, 2011, the Veracity Small Cap Value Fund, a series of Veracity Funds, was reorganized with and into the Fund and the Fund was renamed the Munder Veracity Small-Cap Value Fund. Effective May 14, 2011, Munder Capital Management (the “Advisor”) is entitled to receive for its investment advisory services a fee from the Fund, computed and payable daily at an annual rate of 0.90% of the first $300 million in average daily net assets and 0.85% of the average daily net assets in excess of $300 million. Effective May 14, 2011, the Advisor has agreed to waive fees or reimburse certain expenses of the Fund through October 31, 2012 to the extent necessary to maintain the Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 1.25%, 1.50%, 2.25%, 2.25%, 1.50% and 1.75% for Class Y, A, B, C, K and R Shares, respectively. Management has reviewed subsequent events through the date this report was issued, and determined that no other events have occurred that require disclosure.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$129,885,709
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$129,885,709

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

(c)	As of March 31, 2011, the values of the securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see note (b) above).

(d)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(e)	At March 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $13,867,276, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,010,572 and net appreciation for financial reporting purposes was $10,856,704. At March 31, 2011, aggregate cost for financial reporting purposes was $119,029,005.

7

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, March 31, 2011 (Unaudited) (a)

Principal
Amount		Value(b),(c),(e)

MUNICIPAL BONDS AND NOTES — 97.3%
Alabama — 3.2%
$2,000,000	County of Jefferson AL, Sewer Revenue, (FGIC), 5.125% due 02/01/2042 Pre-refunded 08/01/2012	$2,123,660

Arizona — 3.3%
300,000	Arizona School Facilities Board, Series B, (FSA), 5.250% due 09/01/2018 Pre-refunded 09/01/2014	342,039
1,800,000	Phoenix Civic Improvement Corp, Refunding, (FGIC), 5.000% due 07/01/2012	1,897,830

		2,239,869

California — 10.9%
2,000,000	Golden State Tobacco Securitization Corp, Series B, (TCR, FGIC), 5.625% due 06/01/2038 Pre-refunded 06/01/2013	2,197,640
2,500,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue, ETM, 3.250% due 01/01/2014 (f)	2,414,150
2,000,000	San Jose Evergreen Community College District, Series D, GO, (MBIA), 5.000% due 09/01/2024 Pre-refunded 09/01/2013	2,205,780
475,000	State of California, GO, Refunding, 5.000% due 08/01/2022	486,452

		7,304,022

Connecticut — 2.3%
1,540,000	State of Connecticut, Series C, GO, 4.000% due 06/01/2020	1,568,890

Florida — 4.6%
1,000,000	City of Fort Lauderdale FL, Water & Sewer Revenue, (MBIA), 4.000% due 03/01/2013	1,050,650
1,000,000	County of Broward FL, Series B, Refunding, GO, 5.000% due 01/01/2021	1,126,350
850,000	State of Florida, Series A, GO, 5.000% due 07/01/2022	922,106

		3,099,106

1

Georgia — 5.1%
1,000,000	Fulton County School District, GO, Refunding, 5.250% due 01/01/2013	1,077,950
	State of Georgia:
1,090,000	Series B, 5.500% due 07/01/2012	1,158,485
1,045,000	Series C, 6.250% due 08/01/2013	1,176,534

		3,412,969

Hawaii — 3.1%
1,875,000	State of Hawaii, Series DB, GO, Refunding, (MBIA), 5.250% due 09/01/2013	2,066,756

Illinois — 3.9%
1,000,000	City of Chicago IL, Series A, GO, (FSA), 5.000% due 01/01/2024	978,720
500,000	Regional Transportation Authority, Refunding, (FGIC), 6.000% due 06/01/2015	554,045
1,000,000	State of Illinois, GO, (FSA), 5.500% due 05/01/2015	1,072,520

		2,605,285

Kentucky — 1.6%
1,000,000	Louisville/Jefferson County Metropolitan Government, GO, 4.000% due 11/01/2017	1,105,700

Maryland — 3.8%
1,000,000	Maryland State Department of Transportation, Revenue, 5.500% due 02/01/2017	1,176,390
1,250,000	State of Maryland, Series C, GO, 4.000% due 11/01/2019	1,353,675

		2,530,065

Massachusetts — 1.7%
1,000,000	Massachusetts Bay Transportation Authority, Series A, 4.750% due 07/01/2034 Pre-refunded 07/01/2015	1,136,500

Michigan — 5.5%
1,350,000	Ann Arbor School District, School Building & Site, GO, (Q-SBLF), 5.250% due 05/01/2016	1,466,194
	City of Troy MI:
180,000	GO, Refunding, 4.000% due 10/01/2020	184,288
200,000	GO, Refunding, 5.000% due 10/01/2019	222,956
425,000	Jenison Public Schools, Refunding, (FGIC), 5.250% due 05/01/2015	461,389
1,250,000	Michigan Municipal Bond Authority, State Clean Water Revolving Fund, 5.000% due 10/01/2023	1,331,837

		3,666,664

2

Nevada — 5.8%
1,500,000	County of Clark NV, Series A, GO, Refunding, (AMBAC), 5.000% due 12/01/2014	1,668,480
2,000,000	Las Vegas Valley Water District, Series A, Refunding, (FGIC), 5.000% due 06/01/2015	2,231,280

		3,899,760

New Jersey — 1.6%
1,000,000	State of New Jersey, GO, ETM 5.750% due 05/01/2012	1,057,850

New York — 3.3%
2,000,000	City of New York NY, Series D, (TCR, FGIC), 5.000% due 08/01/2015	2,243,680

Ohio — 7.0%
	City of Columbus OH:
1,000,000	Series A, GO, 5.000% due 07/01/2013	1,091,360
300,000	Series B, GO, Refunding, 5.000% due 06/15/2016	337,833
1,290,000	Loveland City School District, Refunding School Improvement, (FSA), 5.000% due 12/01/2015	1,449,573
1,725,000	Ohio State Water Development Authority, Water Pollution Control, Series 2003, Refunding, 5.000% due 12/01/2012	1,849,838

		4,728,604

Pennsylvania — 1.7%
1,000,000	County of Montgomery PA, GO, Series C, 5.000% due 12/15/2018	1,155,790

Rhode Island — 1.6%
1,000,000	State of Rhode Island, Series A, (MBIA), 5.000% due 02/01/2014	1,101,600

Tennessee — 2.4%
475,000	City of Johnson City TN, Water & Sewer, GO, Refunding, (FGIC), 4.750% due 06/01/2013	504,175
1,000,000	City of Knoxville TN, Waste Water System Revenue, 5.000% due 04/01/2022	1,085,820

		1,589,995

Texas — 13.7%
1,325,000	Alamo Community College District, Series A, GO, (NPFGC), 5.000% due 08/15/2023	1,415,988
5,000	City of San Antonio TX, Electric & Gas Revenue, ETM, 5.000% due 02/01/2012	5,191

3

2,000,000	City of Waco TX, GO, (MBIA), 5.000% due 02/01/2014	2,196,180
1,000,000	County of Williamson TX, Pass-Through Toll, GO, 5.000% due 02/15/2020	1,134,600
2,000,000	Lancaster Independent School District/TX, GO, (FSA), 5.750% due 02/15/2034 Pre-refunded 02/15/2014	2,262,420
1,000,000	Richardson Independent School District, GO, (PSFG), 3.800% due 02/15/2012	1,029,900
	State of Texas:
1,000,000	Transportation Common Mobility Fund, GO, 4.650% due 04/01/2025	1,028,670
95,000	Water Financial Assistance, Series C, GO, Refunding, 5.000% due 08/01/2018	95,209

		9,168,158

Utah — 1.7%
1,000,000	Box Elder County School District/UT, School Building-School Board Guaranty Program, GO, 5.000% due 07/15/2020	1,122,290

Washington — 3.1%
1,000,000	Benton County School District No 400 Richland, GO, (FSA), 5.000% due 12/01/2012	1,071,850
1,000,000	State of Washington, Motor Vehicle Fuel Tax, Series B, GO, (FGIC), 5.000% due 07/01/2026	1,040,080

		2,111,930

Wisconsin — 6.4%
1,400,000	Blackhawk Technical College District, (AMBAC), 4.000% due 04/01/2012	1,446,578
1,360,000	Middleton-Cross Plains Area School District/WI, (FSA), 5.000% due 04/01/2021	1,460,994
	State of Wisconsin:
1,000,000	Series 1, GO, Refunding (MBIA), 5.000% due 05/01/2018	1,092,560
250,000	Series 1, GO, Refunding (MBIA), 5.500% due 05/01/2015	286,477

		4,286,609

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $62,471,261)		65,325,752

4

Shares

INVESTMENT COMPANY — 1.9%
(Cost $1,266,236)
1,266,236	CitiFunds Institutional Tax Free Reserves (d)	1,266,236

TOTAL INVESTMENTS
(Cost $63,737,497)(g)	99.2%	66,591,988
OTHER ASSETS AND LIABILITIES (Net)	0.8	514,073

NET ASSETS	100.0%	$67,106,061

(a)	Subsequent Events: The Board of Trustees has approved the liquidation of the Fund, which is expected to occur on or about May 25, 2011. Management has reviewed subsequent events through the date this report was issued, and determined that no other events have occurred that require disclosure.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$1,266,236
Level 2 — Other Significant Observable Inputs	65,325,752
Level 3 — Significant Unobservable Inputs	—

Total	$66,591,988

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

(c)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 2 inputs established by ASC Topic 820 (see note (b) above).

(d)	Security value was determined based on Level 1 inputs established by Topic 820 (see note (b) above).

(e)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities, including derivative securities such as interest rate swap contracts, if any, are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized

5

cost basis, which approximates current fair market value. Futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange, but may be valued at the mean of the bid and asked price where there are no sales. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality, and type. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(f)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

(g)	At March 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,999,949, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $145,458 and net appreciation for financial reporting purposes was $2,854,491. At March 31, 2011, aggregate cost for financial reporting purposes was $63,737,497.

ABBREVIATIONS:
AMBAC	— American Municipal Bond Assurance Corporation
ETM	— Escrow to Maturity
FGIC	— Federal Guaranty Insurance Corporation
FSA	— Financial Security Assurance
GO	— General Obligation Bonds
MBIA	— Municipal Bond Investors Assurance
NPFGC	— National Public Finance Guaranty Corporation
PSFG	— Permanent School Fund Guaranteed
Q-SBLF	— Qualified School Bond Loan Fund Credit Enhancement
TCR	— Transferable Custodial Receipt

At March 31, 2011, the sector diversification of the Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
General Obligation	54.5%	$36,600,455
Pre-Refunded/ETM	20.5	13,745,230
Revenue	13.3	8,946,410
Insured	9.0	6,033,657

TOTAL MUNICIPAL BONDS AND NOTES	97.3	65,325,752
INVESTMENT COMPANY SECURITY	1.9	1,266,236

TOTAL INVESTMENTS	99.2	66,591,988
OTHER ASSETS AND LIABILITIES (Net)	0.8	514,073

NET ASSETS	100.0%	$67,106,061

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Item 2. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-Q, James V. FitzGerald, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. FitzGerald and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST
By:	/s/ James V. FitzGerald
James V. FitzGerald
President and Principal Executive Officer
Date: May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James V. FitzGerald
James V. FitzGerald
President and Principal Executive Officer
Date: May 25, 2011

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date: May 25, 2011